As filed with the Securities and Exchange Commission on April 26, 1999

                                            1933 Act Registration No. 333-18881


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 3

                                    FORM S-6
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2


                       UNITED OF OMAHA SEPARATE ACCOUNT B
                              (Exact Name of Trust)

                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                               (Name of Depositor)

                  Mutual of Omaha Plaza, Omaha, Nebraska 68175
              (Address of Depositor's Principal Executive Offices)



                               Name and Address of
                               Agent for Service:
                            Kenneth W. Reitz, Esquire
                            Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                           Omaha, Nebraska 68175-1008
                      Internet: ken.reitz@mutualofomaha.com


   Individual Modified Single Premium Variable Universal Life Insurance Policy (Title, amount, and proposed maximum offering price of securities being registered)


It is proposed that this filing will become effective (check appropriate box):

   [ ] immediately  upon  filing  pursuant  to  paragraph  (b)
   [x] on May 1,  1999 pursuant to  paragraph  (b)
   [ ] 60 days after  filing  pursuant  to  paragraph (a)(i)
   [ ] on the 80th day after filing pursuant to paragraph (a)(i)

    If appropriate, check the following box:
   [x]   This Post-Effective  Amendment  designates a new  effective  date for a previously filed Post-Effective Amendment.

                                     -------

                       UNITED OF OMAHA SEPARATE ACCOUNT B

                       Registration Statement on Form S-6
                              Cross-Reference Sheet


Form N-8B-2
Item No.         Caption in Prospectus

1                Cover Page
2                Cover Page
3                Inapplicable
4                Policy Distributions
5                About Us
6                Variable Investment Options
9                Inapplicable
10(a)            Policy Application and Issuance
10(b)            Policy Distributions
10(c), (d), (e) Policy Distributions; Lapse and Grace Period; Reinstatement 10(f), (g), (h) Voting Rights; Tax Matters
10(i)            Important Policy Provisions
11               Variable Investment Options
12               Variable Investment Options; Policy Distributions
13               Expenses; Tax Matters; Policy Distributions; Appendix A
14               Policy Application and Issuance
15               Policy Application and Issuance
16               Variable Investment Options
17               Captions referenced under Items 10(c), (d), (e) and (i) above
18               Variable Investment Options
19               Reports to You; Voting Rights; Policy Distributions
20               Captions referenced under Items 6 and 10(g) above
21               Policy Loans
22               Inapplicable
23               Policy Distributions
24               Important Policy Provisions
25               About Us
26               Policy Distributions
27               About Us
28               Management
29               About Us
30               Inapplicable
31               Inapplicable
32               Inapplicable
33               Inapplicable
34               Inapplicable
35               About Us
36               Inapplicable
37               Inapplicable
38               Policy Distributions
39               Policy Distributions
40               Inapplicable
41(a)            Policy Distributions
42               Inapplicable
43               Inapplicable
44(a)            Variable Investment Options; Policy Application and Issuance
44(b)            Expenses; Policy Distributions
44(c)            Expenses

45               Inapplicable
46               Variable  Investment  Options;  Captions referenced under Items
                 10(c), (d), and (e) above
47               Inapplicable
48               About Us
49               Inapplicable
50               Variable Investment Options
51               Cover Page, Summary,  Important Policy Provisions, Tax Matters,
                 Policy Distributions
52               Tax Matters
53               Tax Matters
54               Inapplicable
55               Inapplicable
59               Financial Statements

United of Omaha
A Mutual of Omaha Companies                            PROSPECTUS:  May 1, 1999

                                                             ULTRA VARIABLE LIFE
                                              Individual Modified Single Premium
                                               Variable Universal Life Insurance


    This prospectus describes the ULTRA VARIABLE LIFE, a variable universal life insurance policy offered by United of Omaha Life Insurance Company. The minimum initial premium is $20,000.

    The investment  portfolios  offered        The Policy includes 25 variable options
    through the Policy may have names that    (where you have the investment  risk)
     are nearly the same or similar to the     with investment portfolios from:
    names of retail mutual funds.  However,
    these investment portfolios are not the    ss.       Alger American Fund
    same as those retail mutual funds, even    ss.       Federated's Insurance Management Series
    though they have similar names and         ss.       Fidelity's VIP Fund and VIP Fund II
    characteristics and the same managers.     ss.       MFS Variable Insurance Trust
    The investment performance of these        ss.       Morgan Stanley Dean Witter Universal Funds
    investment portfolios is not necessarily   ss.       Pioneer Variable Contracts Trust
    related to the performance of the retail   ss.       Scudder Variable Life Investment Fund
    mutual funds. The investment portfolios    ss.       T. Rowe Price  Equity  Series,  Fixed  Income
    are described in separate prospectuses               Series and International Series
    that accompany this prospectus.
                                                   and two fixed rate options (where we have the
                                                 investment risk).

    The variable options are not direct investments in mutual fund shares, but are offered through Subaccounts of United of Omaha Separate Account B. The value of your Policy will go up or down based on the investment performance of the variable options that you choose. There is no minimum guaranteed Cash Surrender Value for any amounts you allocate to the variable options. The amount of the death benefit can also vary to reflect investment performance.

    In almost all cases, the Policy will be a modified endowment contract for federal income tax purposes.

                    Please Read this Prospectus Carefully. It provides information you should consider before investing in a Policy. Keep this prospectus and the other prospectuses for the investment portfolios for future reference.

                    The Securities and Exchange Commission ("SEC") maintains an Internet Web site (http://www.sec.gov) that contains more information about us and the Policy. You may also review and copy our SEC registration of the Policy at the SEC's Public Reference Room in Washington, D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).


The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

             Remember that the Policy and the investment portfolios:

o       are subject to risk, including possible loss of principal
o       are not bank deposits
o       are not government insured
o       are not endorsed by any bank or government agency
o       may not achieve their goals

-----------------------------------------------------------
CONTENTS
                                                                       Page(s)
                                                                       --------
            DEFINITIONS                                                   3
            ---------------------------------------------------------- --------
             INTRODUCTION AND SUMMARY                                     4-6
                Comparison to Other Policies and Investments
                How the Policy Operates
            ---------------------------------------------------------- --------
            ABOUT US                                                      7
            ---------------------------------------------------------- --------
            INVESTMENT OPTIONS                                          7-14
                Variable Investment Options
                Fixed Rate Options
                   Systematic Transfer Account
                   Fixed Account
                Transfers
                Dollar Cost Averaging
                STEP Program
                Asset Allocation Program
                Rebalancing Program
            ---------------------------------------------------------- --------
            IMPORTANT POLICY PROVISIONS                                 15-18
                Policy Application and
                   Issuance                    Reinstatement
                Lapse and Grace Period         Maturity Date
                Misstatement of Age or         Coverage Beyond
                Sex                            Maturity
                Suicide                        Delay of Payments
                Incontestability               Minor Owner or
                Telephone Transactions            Beneficiary
            ------------------------------ --------------------------- --------
            EXPENSES                                                    18-22
                Monthly Deduction              Surrender Charge
                   Cost of Insurance Charge    (with Waivers)
                   Expense Charge              Transfer Charge
                                               Series Fund Charges

            ------------------------------ --------------------------- --------
            POLICY DISTRIBUTIONS                                        23-26
                Policy Loans                   Death Benefit
                Surrender                      Payment of Proceeds
                Partial Withdrawals
            ------------------------------ --------------------------- --------
            TAX MATTERS                                                 26-29
                Life Insurance                 Other Policy Owner
                  Qualification                  Tax Matters
                Tax Treatment of Loans
                  and Other Distributions
            ------------------------------ --------------------------- --------
            MISCELLANEOUS                                               29-30
                Our Management                 Legal Proceedings
                Distribution of the            Independent Auditors
                Policies                       Reports to You
                Voting Rights                  Do You Have Questions?
                Year 2000 Issues
                State Regulation
            ------------------------------ --------------------------- --------
            ILLUSTRATIONS                                               31-43
            ---------------------------------------------------------- --------
            FINANCIAL STATEMENTS                                         44-83

-----------------------------------------------------------
DEFINITIONS

Accumulation Value is the dollar value of all amounts accumulated under the Policy (in both the variable investment options and the fixed investment options).

Beneficiary is the person(s) or other legal entity who receives Policy benefits, if any, upon the insured's death.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Accumulation Value, less any Policy loans, unpaid loan interest, and any applicable Surrender Charge.

Loan Account is an account we maintain for your Policy if you have a Policy loan outstanding. The Loan Account is part of our general account.

Owner is you -- the person(s) who may exercise all rights and privileges under the Policy.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the Date of Issue.

Series Funds are diversified, open-end investment management companies in which the Variable Account invests. Each Series Fund has a number of different investment portfolios.

Subaccount is a segregated account within the Variable Account investing in a specified investment portfolio of one of the Series Funds.

Us, We, Our is United of Omaha Life Insurance Company.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business for the next succeeding Business Day.

Variable Account -- United of Omaha Separate Account B, a separate account maintained by us.

Written Notice or Request -- Written Notice, signed by you, that gives us the information we require and is received at United of Omaha, Variable Product Service, P.O. Box 8430, Omaha, Nebraska 68108-0430.


-----------------------------------------------------------

        This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. No one is authorized to give information or make representations about the Policy that isn't in the prospectus; if anyone does so, you should not rely upon it as being accurate or adequate.


        This  prospectus   generally  describes  only  the  variable  investment
options, except when the fixed rate options are specifically mentioned.

-----------------------------------------------------------
INTRODUCTION AND SUMMARY

    This Introduction and Summary briefly notes some of the important things about the Policy, but it is not a complete description of the Policy. The rest of this prospectus contains more complete information, and you should read the entire prospectus carefully.


    The ULTRA VARIABLE LIFE Policy described in this prospectus is a life insurance Policy issued by United of Omaha Life Insurance Company. The Policy pays a death benefit upon the insured's death, and a Cash Surrender Value is available if you surrender the Policy. The insured person cannot be over 90 when we issue the Policy. You have flexibility under the Policy; within certain limits, you can make additional premium payments beyond the required single premium and you can transfer amounts among the investment options. The minimum initial premium is $20,000.

    The Policy is a variable life Policy, which means that you can allocate your premium to up to 25 different variable investment portfolios, where you can gain or lose money on your investment, and up to two fixed rate options, where we guarantee you will earn a fixed rate of interest. The death benefit can also vary up or down to reflect that investment experience.

    There is no guaranteed minimum Accumulation Value. Regardless of whether you pay the required minimum premium or more, the Policy could lapse if the Accumulation Value is not sufficient to pay the Monthly Deduction Amount. However, generally the Policy will not lapse during the Death Benefit guarantee period, if you do not take out any Policy loan.

    The variable investment options are not direct investments in mutual funds, but are Subaccounts of the Variable Account. Each Subaccount in turn invests in a particular investment portfolio. You may transfer your Accumulation Value among the Subaccounts and between the Subaccounts and the fixed rate options, subject to certain restrictions (especially on transfers out of the fixed rate options).
    You can surrender the Policy completely, make a partial cash withdrawal, and take out a Policy loan, subject to certain restrictions. However, surrenders, withdrawals and loans may be taxable and subject to a penalty tax.


    Buying the Ultra Variable Life Policy might not be a good way of replacing existing life insurance or adding more insurance, especially if you already own a single premium variable life insurance policy.


o       COMPARISON TO OTHER POLICIES AND INVESTMENTS

    The Policy offered by this prospectus is designed to provide life insurance coverage for the insured. It is not offered primarily as an investment.
    Compared to other life insurance policies. In many respects, the Policy is similar to fixed-benefit life insurance. Like fixed-benefit life insurance, the Policy offers a death benefit and provides loan privileges and surrender values. The Policy is different from fixed-benefit life insurance in that the death benefit may vary to reflect the investment experience of the variable investment options that you select. The Accumulation Value will always vary in accordance with that investment experience.

    In almost all situations, the Policy is expected to be treated for federal income tax purposes as a modified endowment contract. This means pre-death distributions (including partial withdrawals and loans) from the Policy would be included in income on an income-first basis, and a 10% penalty tax may be imposed on income distributed before you attain age 59 1/2.

    Compared to mutual funds. The Policy is designed to provide life insurance protection. Although the underlying investment portfolios operate like mutual funds and have the same investment risks, in many ways the Policy differs from mutual fund investments. The main differences are:

o

o   The Policy provides a death benefit based on the life of the insured.
o The Policy can lapse with no value unless you pay enough additional premium, if your Accumulation Value is not enough to pay a Monthly Deduction Amount.
o Insurance-related charges not associated with mutual fund investments are deducted from values of the Policy.
o We, not you, own the shares of the underlying investment portfolios. You have interests in our Subaccounts that invest in the investment portfolios that you select.
o Premiums paid are held in the Federated Prime Money Fund II portfolio until the allocation date. Only then is premium invested in the other variable investment options that you elected.
o Federal income tax liability on any earnings is deferred until you receive a distribution from the Policy.
o Transfers from one underlying investment portfolio to another are accomplished without tax liability.
o Premature withdrawals may be subject to a 10% federal tax penalty. Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income, although (a) such earnings are exempt from taxation if received as a death benefit, and (b) taxation is deferred until such earnings are distributed.

o The Policy probably is a "modified endowment contract." If it is, then (a) there will be a 10% penalty tax on withdrawals before age 59 1/2; (b) withdrawals would be deemed to come from earnings first (taxable), then from your investment; and (c) loans will be treated as withdrawals.
o Most states grant you a time period to review your Policy and cancel it for a return of premium paid. The terms of this "right to examine" period vary by state, and are stated on the cover of your Policy.


o       HOW THE POLICY OPERATES

The following chart shows how the Policy operates and includes a summary of expenses. For more information, refer to specific sections of this prospectus.

           ----------------------------------------------------------------
                                POLICY FLOW CHART
           ----------------------------------------------------------------
                                       PREMIUM
           o   The minimum initial premium required is $20,000.
           o Payments in addition to the required initial premium may be made, within limits.
           o   Additional premiums may be required to prevent the
               Policy from lapsing.  Payment of the initial premium may
               not be enough to keep the Policy from lapsing, except in some circumstances during the Death Benefit Guaranty period.
           ----------------------------------------------------------------


          ------------------------------------------------------------------
                        DEDUCTIONS BEFORE ALLOCATING PREMIUM
                                        None.
          ------------------------------------------------------------------



      --------------------------------------------------------------------------
                                  INVESTMENT OF PREMIUM
      o You direct the allocation of all premiums among the 25 Subaccounts of the Variable Account, the Fixed Account and the Systematic Transfer Account. Each Subaccount invests in a corresponding investment portfolio.
      --------------------------------------------------------------------------



   -----------------------------------------------------------------------------
                          CHARGES DEDUCTED FROM ASSETS
   o We take a Monthly Deduction out of your Accumulation Value (annual rate calculated as a percentage of Accumulation Value) composed of:
   - 0.50% to 0.70% for preferred rate class and 0.84% to 1.30% for standard rate class for cost of insurance (depending on the rate class of the insured and Policy Accumulation Value and duration); and
   - 1.53% expense charge during Policy Years 1 through 10; 1.14% after Policy Year 10.
   o       $10 transfer fee (first 12 transfers per Policy Year free).
   o Investment advisory fees and operating expenses are deducted from the assets of each investment portfolio.
   -----------------------------------------------------------------------------

      --------------------------------------------------------------------------
                               ACCUMULATION VALUE
      Your Accumulation Value is equal to your premiums, as adjusted up or down each Business Day to reflect the Subaccounts' investment experience, charges deducted, and other Policy transactions (such as transfers and partial withdrawals).
     o Accumulation Value may vary daily. There is no minimum guaranteed Accumulation Value. The Policy may lapse, even if there is no Policy loan.
     o Accumulation Value can be transferred among the Subaccounts and the Fixed Account. Policy loans reduce the amount available for allocations and transfers.
     o    Dollar cost averaging and asset rebalancing programs are available.
     o Accumulation Value is the starting point for calculating certain values under a Policy, such as the Cash Surrender Value and the death benefit.

 -------------------------------------------------------------------------------



---------------------------------------------------------------- -----------------------------------------
               ACCUMULATION VALUE BENEFITS                                      DEATH BENEFIT

o   After the first Policy Year (at any time in Indiana),        o       Received income tax free to
    you can take loans for amounts up to 100% of Cash                    Beneficiary.
    Surrender Value (less interest to the end of the year less   o       Available as lump sum or under
    one monthly deduction) at a net annual interest rate                 a variety of Payout Options.
    charge of 1.5%.                                              o       Greater of:
o   Under certain situations, preferred loans are                -       Initial specified amount of
    currently available with a net interest rate charge of 0%.           insurance coverage plus any
o   You can surrender the Policy in full at any time for                 later increase and less any
    its Cash Surrender Value, or withdraw part of the                    later decrease; or
    Accumulation Value.  After the first Policy Year, up to      -       Policy's Accumulation Value on
    15% of the Accumulation Value as of the first withdrawal             the date of the insured's death
    that Policy Year may be withdrawn each Policy Year without           multiplied by a corridor
    charge.  A nine-year declining surrender charge of up to             percentage for the insured's
    9.5% of each premium paid will apply to a full surrender             attained age.
    and all other partial withdrawals.  Federal taxes and tax
    penalties may also apply.
o   The Cash Surrender Value is the  Accumulation  Value Death benefit  proceeds paid are reduced less any  applicable  Surrender  Charge and less any by any
    Policy loan  balance  and unpaid  outstanding  Policy  loans and unpaid loan interest. loan interest.
o   If the Policy is a modified endowment  contract,  then loans will be treated as withdrawals for tax purposes.
o   Fixed and variable Payout Options are available.
---------------------------------------------------------------- -----------------------------------------

The ILLUSTRATIONS section at the end of this prospectus has illustration tables demonstrating how the Policy operates, given the Policy's expenses and several assumed rates of return. These tables may assist you in comparing the Policy's death benefit, Cash Surrender Values and Accumulation Values with those of other variable life insurance policies. Please review these tables to better understand the effect of expenses upon the Policy. You may also ask us to provide a comparable illustration based upon your specific situation.


                    For more detailed information about the Policy,
                Please read the rest of this prospectus and the Policy.

-----------------------------------------------------------
ABOUT US

    We are United of Omaha Life Insurance Company, a stock life insurance company organized under the laws of the State of Nebraska in 1926. We are a wholly-owned subsidiary of Mutual of Omaha Insurance Company. The Mutual of Omaha family of companies provide life, health, disability, home and auto insurance, trust services, and investment sales and brokerage services. The Mutual of Omaha Companies have a proud tradition of supporting environmental education, made popular through its long-running Mutual of Omaha's Wild Kingdom television program, and continued through its Wildlife Heritage Trust. United of Omaha is principally engaged in the business of issuing group and individual life insurance and annuity policies, and group accident and health insurance in all states (except New York), and the District of Columbia. As of December 31, 1998, United of Omaha had assets of over $10 billion.
    We may from time to time publish (in advertisements, sales literature and reports to Policy Owners) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best, Moody's Investors Service, Standard & Poor's Corporation, and Duff & Phelps, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. The ratings do not bear on the investment performance of assets held in the Variable Account or on the safety or the degree of risk associated with an investment in the Variable Account.

-----------------------------------------------------------
INVESTMENT OPTIONS

               The investment results of each investment portfolio, whose investment objectives are described below, are likely to differ significantly. You should consider carefully, and on a continuing basis, which portfolios or combination of investment portfolios and fixed rate options best suits your long-term investment objectives.

        We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options -- each chosen for its potential to meet specific investment objectives. You may allocate all or a part of your premiums to one or a combination of the variable investment options or the fixed rate options. (Allocations to the Systematic Transfer Account are limited to initial premium and rollovers only.) Allocations must be in whole percentages and total 100%.

        You can choose among 25 variable investment options and two fixed rate options.


o       VARIABLE INVESTMENT OPTIONS

                    The investment portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the Policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the Policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.
                    For detailed information about any portfolio, including its performance history, refer to the prospectus for that portfolio.

        With the Policy's variable investment options, you bear the investment risk, not us. You control the amount of money you invest in each of the investment portfolios, and you bear the risk those portfolios will perform worse than you expect.

        The Variable Account, United of Omaha Separate Account B, provides you with 25 variable investment options in the form of Series Fund investment portfolios. Each Series Fund is an open-end investment management company. When you allocate Policy funds to a Series Fund portfolio, those funds are placed in a Subaccount of the Variable Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Accumulation Value of your Policy depends directly on the investment performance of the portfolios that you select.

---------------- ---------------------------------------------------- ------------------------------------
                             Variable Investment Options
     Asset            Under United of Omaha Separate Account B                     Objective
  Category *                  (Series Fund - Portfolio)
---------------- -----------------------------------------------------------------------------------------
                                                       Investments
---------------- ---------------------------------------------------- ------------------------------------
                 MFS Variable Insurance Trust -
                 MFS Emerging Growth Series Portfolio (5)             Long-term capital appreciation.

Aggressive
Growth
---------------- ---------------------------------------------------- ------------------------------------
                            Common stocks of small- and  medium-sized  companies
                            with growth potential.
                            May make limited investments in lower-rated bonds or
                            comparable unrated securities.
---------------- -----------------------------------------------------------------------------------------
                 Alger American Fund -
                 Alger American Small Capitalization Portfolio (1)    Long-term capital appreciation
---------------- ---------------------------------------------------- ------------------------------------
                            Common   stocks  of  companies   with  total  market
                            capitalization   of  less  than  $1  billion.   Such
                            securities  may have  limited  marketability  and be
                            subject to more abrupt or erratic  market  movements
                            than the general equity market.
---------------- -----------------------------------------------------------------------------------------
                 Pioneer Variable Contracts Trust -                   Long-term capital appreciation
Real Estate      Pioneer Real Estate Growth Portfolio (8)             with current income.
---------------- ---------------------------------------------------- ------------------------------------
                            Real estate investment trusts (REITs) and other real
                            estate industry companies.
---------------- -----------------------------------------------------------------------------------------
                 T. Rowe Price International Series, Inc. -
                 T. Rowe Price International Stock Portfolio (10)     Long-term capital appreciation.

International
---------------- ---------------------------------------------------- ------------------------------------
                            Common stock of foreign companies.
---------------- -----------------------------------------------------------------------------------------
                 Scudder Variable Life Investment Fund -
                 Scudder VLIF International Portfolio (9)             Long-term capital appreciation.
---------------- ---------------------------------------------------- ------------------------------------
                            Common stock of foreign companies, diversified among
                            several countries and industries.
---------------- -----------------------------------------------------------------------------------------
                 Scudder  Variable  Life  Investment  Fund -  Long-term  capital appreciation  Scudder VLIF Global Discovery  Portfolio (9) with current income.
---------------- -----------------------------------------------------------------------------------------
                            Common   stocks  of  small   foreign  and   domestic
                            companies, and to a limited extent lower rated bonds
                            or comparable unrated securities.
---------------- -----------------------------------------------------------------------------------------
                 Morgan Stanley Dean Witter Universal Funds, Inc. -
                 MSDW Emerging Markets Equity Portfolio (6)           Long-term capital appreciation.
---------------- ---------------------------------------------------- ------------------------------------
                            Securities of "emerging" foreign countries (countries whose economies are developing strongly and where equity markets are becoming sophisticated).
                            Such investments may not be feasible or may involve unacceptable political risks in some  countries,  and may  involve  greater
                            risk than securities in more developed countries and
                            markets.
---------------- -----------------------------------------------------------------------------------------
                 MFS Variable Insurance Trust -                       High current income
Bond -           MFS High Income Series Portfolio (5)                 and capital appreciation.
High Yield
---------------- ---------------------------------------------------- ------------------------------------
                            Diversified  bond  portfolios,  some  of  which  may
                            involve  equity  features,   lower-rated   bonds  or
                            comparable unrated securities.
---------------- -----------------------------------------------------------------------------------------
                 T. Rowe Price Equity Series, Inc. -
                 T. Rowe Price New American Growth Portfolio (11)     Long-term capital appreciation.

    Growth

---------------- -----------------------------------------------------------------------------------------
                            Common stocks of companies in the service  sector of
                            the economy.
---------------- -----------------------------------------------------------------------------------------
                 MFS Variable Insurance Trust -
---------------- ---------------------------------------------------- ------------------------------------
                                                                      Long-term capital appreciation.
---------------- ---------------------------------------------------- ------------------------------------
                            Common stocks or securities convertible into common stocks of companies expected to possess better-than-average prospects for long-term growth.  May invest to a limited extent in lower-rated securities or comparable unrated securities.
---------------- -----------------------------------------------------------------------------------------
                 Fidelity Variable Insurance Products Fund II -
                 Fidelity VIP II Contrafund Portfolio (3)             Long-term capital appreciation.
---------------- ---------------------------------------------------- ------------------------------------
                            Securities of companies,  foreign and domestic, that
                            are currently undervalued,  unpopular or overlooked,
                            but analysts believe show potential for growth.  May
                            use techniques to hedge risk.
---------------- -----------------------------------------------------------------------------------------
                 Alger American Fund -
                 Alger American Growth Portfolio (1)                  Long-term capital appreciation.
---------------- ---------------------------------------------------- ------------------------------------
                            Common   stocks  of  companies   with  total  market
                            capitalization of $1 billion or more.
---------------- -----------------------------------------------------------------------------------------
                 Pioneer Variable Contracts Trust -
                 Pioneer Capital Growth Portfolio (8)                 Long-term capital appreciation.
---------------- ---------------------------------------------------- ------------------------------------


                                       8

                            Securities of companies, foreign and domestic, that are currently undervalued, unpopular or overlooked, but analysts believe show potential for growth.
---------------- ---------------------------------------------------- ------------------------------------
                 MFS Variable Insurance Trust -
                 MFS Capital Opportunities Series Portfolio (5)       Long-term capital appreciation.
---------------- ---------------------------------------------------- ------------------------------------
                            Common stocks of foreign and domestic companies. May
                            make  limited  investments  in lower  rated bonds or
                            comparable unrated securities.
---------------- -----------------------------------------------------------------------------------------
                 Fidelity  Variable  Insurance  Products  Fund  II  -  Long-term capital  appreciation  Fidelity VIP II Index 500  Portfolio (3)
                 with current income.
Growth &
Income
---------------- ---------------------------------------------------- ------------------------------------
                            Common   stocks  of  companies   that  comprise  the
                            Standard & Poor's 500 index.
---------------- -----------------------------------------------------------------------------------------
                 Scudder  Variable  Life  Investment  Fund -  Long-term  capital appreciation  Scudder VLIF Growth & Income  Portfolio  (9) with current income.
---------------- ---------------------------------------------------- ------------------------------------
                            Common  and   preferred   stocks,   and   securities
                            convertible into common stocks, of large established
                            companies.
---------------- -----------------------------------------------------------------------------------------
                 T. Rowe Price Equity Series, Inc. -
                 T. Rowe Price Equity Income Portfolio (11)           Dividend income and capital
Equity                                                                appreciation.
Income
---------------- ---------------------------------------------------- ------------------------------------
                            Common  stocks  of  established  companies  that pay
                            dividends.
---------------- -----------------------------------------------------------------------------------------
                 Fidelity Variable Insurance Products Fund - Dividend income and capital  Fidelity VIP Equity Income  Portfolio (3) appreciation surpassing the S&P
                                                                      500 average.
---------------- ---------------------------------------------------- ------------------------------------
                            Securities  of  established  companies  that produce
                            income and capital appreciation.
---------------- -----------------------------------------------------------------------------------------
                 T. Rowe Price Equity Series, Inc. -     (11)
                 T. Rowe Price Personal Strategy Balanced Portfolio   Dividend income and capital
                                                                      appreciation.
Balanced
---------------- ---------------------------------------------------- ------------------------------------
                            Diversified portfolio of stocks, bonds and money market securities.  Bond holdings are primarily investment grade, but can include more volatile unrated bonds.
---------------- -----------------------------------------------------------------------------------------
                 Fidelity Variable Insurance Products Fund II -
                 Fidelity VIP II Asset Manager Growth Portfolio       Long term capital appreciation.
                 (3,4)
---------------- ---------------------------------------------------- ------------------------------------
                            Diversified   portfolio   of  domestic  and  foreign
                            stocks,   bonds,   money  market   securities,   and
                            derivative transactions.
---------------- -----------------------------------------------------------------------------------------
                 MFS Variable Insurance Trust -                       Capital appreciation and growth
Bond -           MFS Global Governments Series Portfolio (5)          with moderate current income.
International
---------------- ---------------------------------------------------- ------------------------------------
                            Foreign and U.S. government bonds.
---------------- -----------------------------------------------------------------------------------------
                 Insurance Management Series -
                 Federated Fund for U.S. Government Securities II     Current income.
                 Portfolio (2)

Bond -
Domestic

---------------- -----------------------------------------------------------------------------------------
                            U.S. government bonds.
---------------- -----------------------------------------------------------------------------------------
                 T. Rowe Price Fixed Income Series, Inc. -            High level of current income
                 T. Rowe Price Limited Term Bond Portfolio (11)       consistent with modest price
                                                                      fluctuations.
---------------- ---------------------------------------------------- ------------------------------------
                            Short- and  intermediate-term  investment grade debt
                            securities.
---------------- -----------------------------------------------------------------------------------------
                                                                      Above-average return from a
                 Morgan Stanley Dean Witter Universal Funds, Inc. -   diversified portfolio of fixed
                 MSDW Fixed Income Portfolio (7)                      income securities and derivatives.
---------------- ---------------------------------------------------- ------------------------------------
                            Medium-to-high  quality fixed income  investments of
                            intermediate maturity.
---------------- ---------------------------------------------------- ------------------------------------
                 Insurance Management Series -                        Current income consistent with the
Money Market     Federated Prime Money Fund II Portfolio (2)          stability of principal.
---------------- -----------------------------------------------------------------------------------------
                            Money  market  instruments  maturing in 13 months or
                            less.  This  portfolio  is not  insured  by the U.S.
                            government,  and  there is no  guarantee  it will be
                            able to maintain a stable net asset value per share.
---------------- -----------------------------------------------------------------------------------------


(*) Asset Category designations are our own to help you gain insight into each portfolio's intended objectives, but do not assure any portfolio will perform consistent with the categorization. Information contained in the Series Funds' prospectuses should be read carefully before investing in any Subaccount of the Variable Account.

                    We do not assure that any portfolio will achieve its stated objective. Detailed information, including a description of each portfolio's investment objective and policies, a description of risks involved in investing in each of the portfolios, and each portfolio's fees and expenses, is contained in the prospectuses for the Series Funds, current copies of which accompany this Prospectus. None of these portfolios are insured or guaranteed by the U.S. Government.


Investment advisers of the Series Funds:
        (1)    Fred Alger Management, Inc.
        (2)    Federated Advisors.
        (3)    Fidelity Management & Research Company.
        (4)    Fidelity  Investment  Management  and Research  (U.K.) Inc.,  and
               Fidelity  Management  and  Research  Far  East  Inc.,   regarding
               research and investment recommendations with respect to companies based outside the United States.
        (5)    Massachusetts Financial Services Company.
        (6)    Morgan Stanley Dean Witter Asset Management, Inc.
        (7)    Miller Anderson & Sherrerd, LLP.
        (8)    Pioneer Investment Management.
        (9)    Scudder Kemper Investments, Inc.
        (10) Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. and Robert
               Fleming Holdings Limited.
        (11)   T. Rowe Price Associates, Inc.

    The investment advisers of the Series Funds and the investment portfolios are described in the prospectuses for the Series Funds.

    Each investment portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the Series Funds which accompany this prospectus.

    We may receive revenues from the investment portfolios or their investment advisers. These revenues may depend on the amount our Variable Account invests in the Series Fund and/or any portfolio thereof.

    The Variable Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Variable Account or United of Omaha. The Variable Account was established as a separate investment account of United of Omaha under Nebraska law on August 27, 1996. Under Nebraska law, we own the Variable Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of other separate investment accounts or other business unrelated to the Variable Account. Any and all distributions made by the Series Funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the portfolios. We do not make any representations about their future performance. The portfolios may fail to meet their objectives, and they could go down in value. Each portfolio operates as a separate investment fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio. Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the portfolio are contained in the prospectuses for each of the Series Funds which accompany this prospectus.

o       Adding, Deleting, or Substituting Variable Options

    We do not control the Series Funds, so we cannot guarantee that any of the investment portfolios will always be available. We retain the right to change the Variable Account and its investments. This means we may eliminate the shares of any investment portfolio held in our Variable Account and to substitute shares of another open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the Variable Account. We will first notify you and receive any necessary SEC and state approval before making such a change.
    New portfolios may be added, or existing portfolios eliminated, when, in our sole discretion, conditions warrant such a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Federated Prime Money Fund II portfolio.
    If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Variable Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Variable Account to other accounts.

o       FIXED RATE OPTIONS

                    The actual net effective guaranteed minimum interest rate, after deduction of the mortality and expense risk charge, is 2.97% per year (compounded annually) for the first 10 Policy Years and 3.36% per year thereafter (except in Maryland, where the minimum net rates are -1.53% per year for the first ten Policy Years and -1.14% per year thereafter).

    There are two fixed rate options: a Systematic Transfer Account and a Fixed Account. With fixed rate options, we bear the investment risk. This means we guarantee that you will earn a minimum interest rate. This guaranteed minimum interest rate is 4.5% per year, compounded annually, in all states except Maryland (the guaranteed minimum rate is 0.0% for Policies issued in Maryland). We may declare a higher current interest rate. Whatever interest rate we declare will be guaranteed for at least one year. However, you bear the risk that we will not credit more than 4.5% interest per year (or more than 0.0% in Maryland) for the life of the Policy. We have full control over how assets allocated to fixed rate options are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Variable Account aspects of the Policy. For details regarding the fixed investment options, see the Policy.

o       Systematic Transfer Account (may not be available in all states)
    The Systematic Transfer Account is the fixed rate option used if you elect to participate in the Systematic Transfer Enrollment Program ("STEP program") when you buy the Policy. The STEP program is used to automatically transfer a predetermined dollar amount on a monthly basis to any of the Subaccounts you choose. The allocation and the predetermined dollar amount may not be changed. You must have a minimum of $5,000 in the Systematic Transfer Account in order to participate in the STEP program. No additional funds may be allocated to a Systematic Transfer Account after you purchase the Policy (except for funds designated in the application to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange.
    Funds allocated to the Systematic Transfer Account must be completely transferred to the Variable Account in 12 months. Transfers from the Systematic Transfer Accounts do not count toward the 12 free transfers allowed each Policy Year. You may not transfer funds into any Systematic Transfer Account.

                    All amounts allocated to the fixed rate options become part of the general account assets of United of Omaha. Interests in the general account have not been registered with the SEC and are not subject to the SEC's regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the general account disclosures in this prospectus.


o       Fixed Account
    One transfer out of the Fixed Account is allowed each Policy Year. (This limit does not apply to the Dollar Cost Averaging or Asset Allocation programs.) The maximum amount that can be transferred out of the Fixed Account during any Policy Year is 10% of Fixed Account value on the date of the transfer. No charge is imposed on such transfers. We reserve the right to modify transfer privileges at any time. Partial withdrawals from the Fixed Account are limited to a pro rata amount (with withdrawals from the Variable Account). Withdrawals and transfers from the Fixed Account may be delayed for up to six months (30 days in West Virginia), and withdrawals may be subject to a Surrender Charge. For purposes of crediting interest, the most recent payment or transfer into the Fixed Account, plus interest allocable to that payment or transfer, is considered to be withdrawn or transferred out first; the next most recent payment plus interest is considered to be transferred out next, and so on (a "last-in, first-out" procedure).

o       Fixed Account and Systematic Transfer Account
    The Fixed Account and the Systematic Transfer Account are part of our general account assets. Our general account includes all our assets except those segregated in the Variable Account or in any other separate investment account. You may allocate premiums to the Fixed Account or transfer amounts from the Variable Account to the Fixed Account. Instead of you bearing the investment risk, as you do with investments allocated to the Variable Account, we bear the full investment risk for investments in the fixed rate options. We have sole discretion to invest the assets of our general account, subject to applicable law.

                    We have sole discretion to set current interest rates of fixed rate options. We do not guarantee the level of future interest rates of fixed rate options, except that they will not be less than the guaranteed minimum interest rate.


    We have complete discretion to declare interest in excess of the guaranteed minimum rate, or not to declare any excess interest. However, once declared, we guarantee that any rate will last for at least one year. Different rates of interest may be credited to the Systematic Transfer Account and the Fixed Account.

    We guarantee that, on payment of the death benefit or at the Policy Maturity Date, the amount in your Fixed Account or Systematic Transfer Account will be not be less than the amount of premiums allocated or Accumulation Value transferred to the Fixed Account or Systematic Transfer Account, plus interest at the guaranteed minimum interest rate, plus excess interest (if any) credited to amounts in the Fixed Account or Systematic Transfer Account, less that part of the Monthly Deduction allocated to the Fixed Account or Systematic Transfer Account, less any premium or other taxes allocable to the Fixed Account or Systematic Transfer Account, and less any amounts deducted from the Fixed Account or Systematic Transfer Account in connection with partial withdrawals (including any Surrender Charges) or transfers to the Variable Account or to the Loan Account.

o       TRANSFERS

    The Policy is designed for long-term investment, not for active trading or "market timing." Excessive transfers could harm other Policy Owners by having a detrimental effect on portfolio management. After the "right to examine" Policy period, you may transfer Policy value from one Subaccount to another, from the Variable Account to the Fixed Account, or from the Fixed Account to any Subaccount, as often as you like, subject to these rules:

    Transfer Rules:
o We must receive notice of the transfer -- either Written Notice or an authorized Telephone Transaction.
o The transferred amount must be at least $500, or the entire Subaccount value if it is less. (If the Subaccount value remaining after a transfer will be less than $500, we will include that amount as part of the transfer.)
o The first 12 transfers each Policy Year from Variable Account Subaccounts are free. The rest cost $10 each. This fee is deducted from the amount transferred.
o    A transfer from the Fixed Account:
     -    currently may be made only once each Policy Year;
     -    is free;
     -    does not count toward the 12 free transfer limit; and
     - is limited during any Policy Year to 10% of the Fixed Account value on the date of the transfer.
o We reserve the right to limit transfers, or to modify transfer privileges, for any permissible reason.
o If the Accumulation Value in any Subaccount falls below $500, we may transfer the remaining balance, without charge, to the Federated Prime Money Fund II portfolio.
o Transfers made pursuant to participation in the Dollar Cost Averaging, Asset Allocation or Rebalancing programs are not subject to the amount or timing limitations of these rules, nor are they subject to a Transfer Charge. See the sections of this prospectus describing those programs for the rules of each program.
o If you transfer amounts from the Fixed Account to the Variable Account, we can restrict or limit any transfer of those amounts back to the Fixed Account.

    Third-party Transfers. Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers on your behalf. We can suspend or cancel our acceptance any time upon notice to you. An example of a reason might be if the third party is practicing "market timing." We can also limit the availability of Subaccounts and the Fixed Account for transfers by the third party, upon notice to you. We would not impose such limits where we have Written Notice that the third party has been duly appointed by a court or by you to act on your behalf for all your financial affairs.

o       DOLLAR COST AVERAGING

                    The Dollar Cost Averaging and the STEP program are intended to result in the purchase of more Accumulation Units when the Accumulation Unit value is low, and fewer units when the Accumulation Unit value is high. However, there is no guarantee that either program will result in higher Accumulation Value or otherwise be successful.


    Our Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from one Subaccount or the Fixed Account to any Subaccount(s). You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Rules of the Dollar Cost Averaging program are:

    Dollar Cost Averaging Rules:
o   The Dollar Cost Averaging program is free.
o We must receive notice of your election and any changed instruction -- either Written Notice or an authorized Telephone Transaction.
o  Automatic transfers can occur monthly, quarterly, semi-annually, or annually.
o There must be at least $5,000 of Accumulation Value in the applicable Subaccount or Fixed Account.
o Amount of each transfer must be at least $100, and must be $50 per Subaccount.

o If transfers are made from the Fixed Account, the maximum annual transfer amount is 10% of that account's value at the time of the first Dollar Cost Averaging transfer. There is no maximum transfer amount limitation out of the Subaccounts of the Variable Account.
o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's free look ("right to examine") period. You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Monthly Anniversary following the date the Policy's free look period ends.
o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the applicable Subaccount or the Fixed Account is less than $500.

o   SYSTEMATIC TRANSFER ENROLLMENT
    PROGRAM ("STEP program")

     The STEP program allows you to automatically transfer funds on a monthly basis from the Systematic Transfer Account to any other investment option. It allows you to use a dollar cost averaging concept to move your initial premium from a fixed interest rate account into variable investment options within a 12-month period. If you want to move funds from a fixed interest rate account into variable investment options over a longer time period using the same concept, then you should use the Dollar Cost Averaging program. (However, we anticipate crediting a higher interest rate on amounts in the Systematic Transfer Account than on amounts in the regular Fixed Account.)

     STEP Program Rules:

o   The STEP program is free.
o   Can only be selected on the initial application.
o   Must have at least $5,000 in the Systematic Transfer Account to begin.
o Amount transferred each month must be at least an amount sufficient to transfer the entire amount out of the Systematic Transfer Account in 12 equal monthly payments.
o   Transfers must be at least $50 per Subaccount.
o No new premiums may be allocated to this account after the Policy Issue Date, except for funds designated in the application to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange. Upon receipt of funds by Section 1035 exchange, the 12 monthly payment requirement is restarted and the minimum monthly transfer amount is recalculated.
o   Cannot begin before the end of the Policy's free look period.
    You may specify that transfers be made on the 1st through the 28th day of the month. If that is not a Business Day, transfers will be made on the next Business Day. If you do not select a start date, the STEP program will begin on the next Policy Monthly anniversary following the date the Policy's free look period ends.
o   No transfers may be made into the Systematic Transfer Account.
o All funds remaining in the Systematic Transfer Account on the date of the last monthly transfer will be transferred to the Subaccounts in a pro rata amount consistent with your allocation instructions.
o The STEP program ends the earlier of the date when all amounts in the Systematic Transfer Account have been transferred or the date of the last monthly STEP program transfer.

o    ASSET ALLOCATION PROGRAM

    The Asset Allocation program allows you to allocate premiums and Policy value among the variable investment options. You can specify your own desired allocation instructions, or you can choose to use one of the five Asset Allocation Models outlined below. The fixed rate options are not included in this program.

    Asset Allocation Program Rules:
o   The Asset Allocation program is free.
o You must request the Asset Allocation program in the Policy application or by Written Notice or authorized Telephone Transaction.
o Changed instructions, or a request to end this program, must also be by Written Notice or authorized Telephone Transaction.
o You must have at least $10,000 of Accumulation Value to begin the Asset Allocation program.
o Transfers made pursuant to this program do not count in determining whether a Transfer Fee applies.
o   Asset allocation and STEP programs cannot run at the same time.

The Asset Allocation program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.

--------------------------------------------------------------------------------------------------------
                                        ASSET ALLOCATION MODELS
                                          CURRENT ALLOCATIONS*
------------------------------------ ------------- ------------- ----------- -------------- ------------
             Portfolio                Principal     Portfolio    Income         Capital       Equity
        (listed aggressive            Conserver     Protector     Builder     Accumulator    Maximizer
                                     (conservative)(moderately   (moderate)   (moderately   (aggressive)
         to conservative)                          conservative)              aggressive)
                                          %             %            %             %             %
------------------------------------ ------------- ------------- ----------- -------------- ------------
Alger American Small Capitalization                     3            5            12            18
Pioneer Real Estate Growth                                           4             5             6
T.Rowe Price International Stock          6             15                        27            31
Scudder VLIF International                                           19
MFS High Income Series                    4             5            5
T.Rowe Price New American Growth                                                                 6
MFS Capital Opportunities Series          3             8            12           16            10
Fidelity VIP II Index 500                 5             10           10           13            13
T.Rowe Price Equity Income                              10                        15
Fidelity VIP Equity Income                8                          15                         16
MFS Global Governments Series             4             5            5
T.Rowe Price Limited Term Bond            43            31           20           12
MSDW Fixed Income                         3
Federated Prime Money Fund II             24            13           5
--------------------------------------------------------------------------------------------------------
* We retain the right to change  allocation  model  allocations or to substitute portfolio options therein in future updated  prospectuses.  Amounts you allocate to a model  portfolio  will be invested  pursuant to the then current  portfolio allocations for that model.
--------------------------------------------------------------------------------------------------------

        We use  Ibbotson  Associates  to  develop  the  Asset  Allocation  Model allocations. They are an investment consulting firm specializing in applying investment theories and empirical findings (such as historical return data collected on the investment portfolios) to quantify the benefits of diversification for particular investment profiles.


o       REBALANCING PROGRAM

 ....The  rebalancing  program  allows you to rebalance your  Accumulation  Value among the variable investment options and the Fixed Account pursuant to your initial allocation percentage instructions on a quarterly, semi-annual, or annual basis. Rebalancing utilizes your allocation instructions in effect at the end of the STEP program period (so it never rebalances any assets to the Systematic Transfer Account). You may change your rebalancing allocation instructions at any time. Any change will not be effective until the next rebalancing occurs.

    Rebalancing Program Rules:
o    The rebalancing program is free.
o You must request the rebalancing program and give us your rebalancing instructions by Written Notice. Changed instructions or a request to end this program must also be by Written Notice.
o You must have at least $10,000 of Policy Accumulation Value to begin the rebalancing program.
o    You may have rebalancing occur quarterly, semi-annually or annually.
o Transfers made pursuant to this program do not count in determining whether a Transfer Fee applies.

The rebalancing program does not protect against a loss and may not achieve your goal.

-----------------------------------------------------------------------
IMPORTANT POLICY PROVISIONS

     The Ultra Variable Life Policy is a modified single premium variable universal life insurance policy. The Policy provides a death benefit and, as a variable insurance policy, allows you to invest your Accumulation Value in variable or fixed investment options where any gain accumulates on a tax-deferred basis. Some key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid as a death benefit, or it lapses because its Cash Surrender Value is insufficient to continue to pay for the expenses to maintain its life insurance protection.

o    POLICY APPLICATION AND ISSUANCE

                    Replacing an existing life insurance Policy is not always your best choice. Evaluate any replacement carefully.


    To purchase a Policy, you must submit an application with the minimum initial premium and provide evidence of the proposed insured's insurability. We will not issue a Policy if the insured is older than age 90. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium for any reason. If your application is in good order upon receipt, we will credit your initial premium on the date the Policy is issued. All premiums are allocated to the Federated Prime Money Fund II portfolio until the end of the free look (or "right to examine") period, and only then to your selected variable investment allocations. If a Policy is not issued, we will return your premium. If we issue a Policy, it will be effective on the date of issue.

o Application in Good Order. All application questions must be answered, but particularly note these requirements:
-    Your full name, Social Security number, and date of birth must be included.
- The Beneficiary's full name, Social Security number, and other information must be included.
- Your premium allocations must be completed, be in whole percentages, and total 100%.
-    Initial premium must meet minimum initial premium requirements.
-    Your signature and your agent's signature must be on the application.
-    City, state, and date application was signed must be completed.
- You must provide all information required for us to underwrite your application (including health and medical information about the insured, and other information we deem relevant), and we must accept your application after underwriting.

o Premium Payments. Your premium checks should be made payable to "United of Omaha Life Insurance Company" and sent to us. We may postpone crediting any payment made by check to your Policy until it has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. You may change your premium allocation instructions by sending us Written Notice or through an authorized Telephone Transaction. The change will apply to payments received on or after the date we receive your Notice or authorization.

    Initial Premium Payment:

-    The only premium payment required.  All others are optional.
-    Must be at least $20,000.

    Additional Premium Payments:
-    Additional  premiums can only be made until the insured's age 90 (except as may be required in a grace period).
-    If a premium  increases the specified amount of coverage,  it is subject
     to  the   insured's   continued   insurability   and  our   underwriting
     requirements.
- Must be at least $5,000; may be less if it is an additional payment required during a grace period.
- If there is a Policy loan, additional premium is generally first treated as repayment of Policy loan interest, second as repayment of the loan, and last as additional premium, unless you designate otherwise in a Written Notice when you send the premium payment to us.

- Additional premiums are applied pursuant to your current investment allocation instructions, unless you give us different instructions by Written Notice or authorized Telephone Transaction at the time you make an additional premium payment.
- We reserve the right to limit premiums or refund any values so this Policy qualifies as life insurance under the Internal Revenue Code.

LAPSE AND GRACE PERIOD

o       Lapse

    Because the Policy's Accumulation Value can fluctuate depending upon the performance of your selected variable investment options, your Policy can lapse, even if you pay all planned premiums on time.

         No Policy Loan exists: The Policy will lapse if, on a Monthly Deduction Date, the Accumulation Value is not enough to cover the Monthly Deduction (subject to the Guaranteed Death Benefit), and a grace period expires without a sufficient premium payment.

         A Policy Loan exists: The Policy will lapse on any Monthly Deduction Date when the Cash Surrender Value is not enough to cover the Monthly Deduction and any loan interest due (subject to the No-Lapse Period provision), and a grace period expires without a sufficient premium payment.

                 A lapse of the Policy may result in adverse tax consequences.

Grace Period

    The Policy can lapse, under certain circumstances, if there is insufficient value to pay the Monthly Deduction. However, we allow you a 61-day grace period to make a premium payment sufficient to cover the Monthly Deduction and any loan interest due.

- The grace period begins the day we mail notice to you of the insufficiency.
- If the necessary additional premium payment is not received, the Policy terminates as of the first day of the grace period.
- Payment received during a grace period is first applied to repay Policy debt before the remaining amount is applied as additional premium to keep the Policy in force.
- Insurance coverage continues during the grace period, but the Policy is deemed to have no Accumulation Value for purposes of Policy loans, surrender and withdrawals.
- If the insured dies during the grace period, the death benefit proceeds payable equal the amount of death benefit in effect immediately prior to the date the grace period began less any due and unpaid Monthly Deduction and unpaid loan interest.

o       MISSTATEMENT OF AGE OR SEX

    If the insured's age or sex is misstated, all Policy payments and benefits will be those which the premiums paid would have purchased at the correct age and sex.


o       SUICIDE

    We will not pay the death benefit if the insured's death results from suicide, while sane or insane, within two years (one year in Colorado and North Dakota) from the date of issue (and, in Missouri, if the insured intended suicide at the time coverage was applied for). Instead we will pay the sum of the premiums paid since issue less any loans and unpaid loan interest and less any partial withdrawals.

    We will not pay that portion of the death benefit resulting from an increase in the specified amount of coverage if the insured's death results from suicide, while sane or insane, within two years (one year in Colorado and North Dakota) from the effective date of the increase (and in Missouri, if the insured intended suicide at the time coverage was applied for). Instead we will pay the sum of the premiums paid for the increase.


o       INCONTESTABILITY

    We will not contest the validity of the Policy after it has been in force during the lifetime of the insured for two years from the date of issue.
    We will not contest the validity of an increase in the specified amount of coverage after the Policy has been in force during the lifetime of the insured for two years from the effective date of the increase. Any contest of an increase in the specified amount of coverage will be based on the application for that increase.


o       TELEPHONE TRANSACTIONS

    Telephone Transactions Permitted:         Telephone Transaction Rules:
o   Transfers.                            o   Only you may elect.  Do so on the Policy application
o   Partial Withdrawals of $10,000            or by prior Written Notice authorization to us.
    or less by you (may be restricted     o   Must be received by close of the New York Stock
    in community property states).            Exchange ("NYSE") (usually 3 p.m. Central Time); if later,
o   Change of Premium Allocations.            the transaction will be processed the next day the NYSE is open.
                                          o   Will be recorded for your protection.
                                          o   For security, you must provide your Social Security
                                              number and/or other identification information.
                                          o   May be discontinued at any time as to some or all
                                              Owners.


    We  are  not  liable  for   following   authorized   Telephone   Transaction
instructions we reasonably believe to be genuine.

o       REINSTATEMENT


    If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within five years of the date of lapse and prior to the maturity date. To reinstate, we must receive:
-    written application signed by you and the insured;
-    evidence of the insured's insurability satisfactory to us;
-    enough payment to continue this Policy in force for three months; and
- repayment or reinstatement of any outstanding Policy loan, together with unpaid loan interest from the date of lapse.
    On a reinstated Policy, there will be a re-establishment of Surrender Charges, if any, measured from the original date of issue to the date of reinstatement.
     The effective date of reinstatement will be the date we approve the application for reinstatement.
     The specified amount of insurance coverage of the reinstated Policy may not exceed the specified amount of insurance coverage at the time of lapse. The Accumulation Value on the effective date of reinstatement will reflect (a) the Accumulation Value at the time of lapse, except that the value in the Loan Account may be repaid prior to reinstatement; less (b) the Monthly Deduction for the current month.


o       MATURITY DATE

    The Policy's maturity date is the Policy Anniversary next following the insured's 100th birthday. On the maturity date, we will pay you the Policy's Accumulation Value, less any loan and unpaid loan interest, if (a) the insured is then living; (b) this Policy is in force; and (c) coverage beyond maturity is not elected. The Policy may terminate prior to the maturity date as described above under the Lapse and Grace Period provision. If the Policy does continue in force to the maturity date, it is possible there will be little or no Cash Surrender Value at that time.

o       COVERAGE BEYOND MATURITY

    At least 30 days before the maturity date of the Policy, you may elect to continue the Policy in force beyond the maturity date. The election must be made by written request. The following will apply:

                    The tax consequences of continuing a Policy beyond the Insured's age 100 are unclear. Please consult a tax advisor.


- We will maintain your allocation of Accumulation Value to the investment options according to your instructions.
-       The cost of insurance charge will be zero.
-       The expense charge will be zero.
-       The corridor percentage will be fixed at 101%.
-       Any riders attached to the Policy that are then in force will terminate.
- The insured's date of death will be considered this Policy's maturity date.
-       You cannot pay any more premiums.
- All other rights and benefits as described in the Policy will be available during the insured's lifetime.

    The tax consequences associated with extending coverage beyond maturity are unclear. A tax advisor should be consulted before making such an election.

o       DELAY OF PAYMENTS

    We will usually pay any amounts from the Variable Account requested as a Policy loan, partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the New York Stock Exchange ("NYSE") is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the Net Assets of the Variable Account; or
(iv) the SEC permits delay for the protection of security holders. The applicable rules of the Securities and Exchange Commission will govern as to whether the conditions in (iii) or (iv) exist.
    We may defer payment of Policy loans, partial withdrawals or a cash surrender from the Fixed Account for up to six months from the date we receive your written request (30 days in West Virginia).

o       MINOR OWNER OR BENEFICIARY

    A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make Beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the Trustee of a Trust established for the minor's benefit, or through the minor's named and court appointed guardian who own the Policy in their capacity as Trustee or Guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary share to a minor's Trustee or Guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we retain the minor's interest on deposit until the minor attains the age of majority.


-----------------------------------------------------------
EXPENSES

    The charges and fees described below compensate us for our expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the investment options and the Policy. Except where stated otherwise, charges and fees shown are the maximum we will charge, and some actual expenses may be less.
    Each Series Fund also deducts expenses from each investment portfolio; those expenses are described in each Series Fund prospectus.

o       MONTHLY DEDUCTION


    We make a Monthly Deduction from the entire Accumulation Value on each monthly anniversary of the Date of Issue (the "Monthly Deduction Date"), consisting of: (1) the Cost of Insurance Charge; and (2) the Expense Charge.


    Charges based on the Accumulation Value are calculated before monthly charges are deducted, but reflecting charges deducted from Subaccount assets. The Monthly Deduction is deducted pro rata from the Accumulation Value in the Subaccounts, the Fixed Account and the Systematic Transfer Account. There is no Monthly Deduction after the Policy Anniversary next following the insured's 100th birthday if coverage beyond maturity is elected.

o       Cost of Insurance Charge

    The Cost of Insurance Charge is for providing insurance protection under the Policy. Currently, the amount of this charge is based on the rate class of the insured, Policy Accumulation Value and duration. Currently, we assign insureds to the following rate classes: preferred and standard. Once a Policy is issued, an insured's rate class does not change unless an additional premium is submitted and our underwriting review determines the insured qualifies for a better rate class; this new rate class will then be used for cost of insurance charges under the entire Policy. Currently, the cost of insurance charge for a Policy is calculated as a percentage of the Accumulation Value on the Monthly Deduction Date. The charge is based on the duration of the Policy, Policy Accumulation Value, and the insured's rate class. The current monthly rates for these classes are equivalent to the annual percentage rates shown in the following table:

                                   Accumulation Value   Accumulation Value
       Policy Year(s)                 of less than      of $45,000 or more.
                                        $45,000.
    Preferred Rate Class
            1-10                         0.70%                 0.60%
        11 and later                     0.60%                 0.50%
     Standard Rate Class
            1-10                         1.30%                 1.20%
        11 and later                     0.94%                 0.84%

We reserve the right to change the cost of insurance charges upon appropriate regulatory approval.
     When determining the current cost of insurance charge on a Monthly Deduction Date, the applicable cost of insurance percentage is applied to the remaining Accumulation Value.
        The cost of insurance charge deducted on a Monthly Deduction Date is guaranteed not to exceed the amount calculated using the guaranteed cost of insurance rates set forth in the Policy for that date. The maximum cost of insurance charge for a Monthly Deduction Date is equal to the "net amount at risk" under the Policy, multiplied by the guaranteed cost of insurance rate for that date. The net amount at risk is determined on the last day of the Policy Month. The "net amount at risk" at any point in time is just the death benefit at that point in time, less the Accumulation Value at that point in time after deducting the Expense Charge.
        The guaranteed cost of insurance rate for a Monthly Deduction Date under a Policy depends on the insured's sex and age on the first day of a Policy Year.
        Current cost of insurance rates are more favorable for preferred rate class than for standard rate class insureds. Within a given class, guaranteed cost of insurance rates are generally more favorable for insureds of lower ages than for insureds of higher ages, and are generally more favorable for female insureds than for male insureds.
        If a Policy loan exists, and the Cash Surrender Value on a Monthly Deduction Date is not enough to cover the entire Monthly Deduction and any loan interest due for the Policy Month, we will notify you that the Policy is going to terminate unless a sufficient payment is made within the 61-day grace period.

o       Expense Charge.
     The expense charge consists of charges for administrative, tax (first ten Policy Years only) and mortality and expense risk charges.
        Administrative Charge. This charge is currently an annual rate of 0.24% of the Accumulation Value on each Monthly Deduction Date. This charge is for the cost of administering the Policies (such as the cost of processing Policy transactions, issuing Policy Owner statements and reports, and record keeping), as well as legal, actuarial, systems, mailing and other overhead costs connected with our variable life insurance operations.
        Tax Expense Charge. We deduct this charge for the first ten Policy Years only. The annual rate of this charge is 0.39% of the Accumulation Value and is to reimburse us for State premium taxes (except in Oregon), federal deferred acquisition cost taxes, and related administrative expenses.
        Mortality and Expense Risk Charge. We deduct this charge for the mortality and expense risks that we assume. This charge is currently set at an annual rate of 0.90% of the Accumulation Value on each Monthly Deduction Date. The mortality risk we assume is that insureds may live for shorter periods of time than we estimated. The expense risk is that our costs of issuing and administering the Policies may be more than we estimated.
    If all the money we collect from this charge is not needed to cover death benefits and expenses, the money is contributed to our general account. Conversely, even if the money we collect is insufficient, we will provide for all death benefits and expenses.

o       SURRENDER CHARGE (ALSO APPLIES TO PARTIAL WITHDRAWALS)
-------------------------------------------------------------------------------------------
Years Since Receipt of Premium    1     2      3    4     5     6     7     8    9    10+
Payment
-------------------------------------------------------------------------------------------
Applicable Surrender Charge   9 1/2%  9 1/2% 9 1/2% 9%  7 1/2%  6%  4 1/2%  3%  1 1/2  0%
Percentage
-------------------------------------------------------------------------------------------

    We will apply a Surrender Withdrawal Charge, expressed as a percentage of any premium surrendered or withdrawn, upon a full surrender or partial withdrawal. This charge partially covers our distribution expenses, including commissions and other promotional expenses. The Surrender Charge Percentage varies depending upon the number of years elapsed since the date the premium was made. The amount of a partial withdrawal plus the Surrender Charge is deducted from the Accumulation Value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account or the Systematic Transfer Account on a pro rata basis, unless you instruct us otherwise.
     The Withdrawal Charge will not cover our cost of distributing the Policies. Any deficiency is met from our general funds, including amounts derived from the Mortality and Expense Risk Charge (described above).

o       Free Partial Withdrawals

     Each Policy Year, subject to limits on transfers from the Fixed Account, you can withdraw, without a Surrender Charge, the greater of (i) up to 15% of Accumulation Value at the time of the first withdrawal each year without incurring a Surrender Charge or (ii) that portion of the Accumulation Value exceeding the total premium paid. No Surrender Charge is charged upon death benefit payments. Our rules for partial withdrawals are discussed in the POLICY DISTRIBUTIONS section of this prospectus.

o       Surrender Charge Waivers

     We will waive the Surrender Charge upon partial withdrawals and surrenders in the following situations. Each waiver may not be available in all states.

     Nursing Home Waiver. Any withdrawal made pursuant to your confinement, upon the recommendation of a licensed physician, to the following facilities for 30 or more consecutive days: (a) a hospital licensed or recognized as a general hospital by the state in which it is located; (b) a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; (c) a Medicare certified hospital; (d) a state licensed nursing home with a registered nurse on duty 24 hours a day; and (e) a Medicare-certified long-term care facility. This waiver only applies to partial withdrawals and surrenders requested no later than 91 days after the last day of confinement to such facility. Proof of confinement must be provided. The Nursing Home Waiver is not available if any Owner is confined to a nursing home or hospital facility on the Date of Issue (except in Pennsylvania).
     We will not accept any additional Purchase Payments under your Policy once you elect this waiver.
     Disability Waiver. Any withdrawal where you are physically disabled. We may require proof of such disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits. Proof of continued disability may be required through the date of any partial withdrawal or surrender. We reserve the right to have any Owner claiming such disability examined by a licensed physician of our choice and at our expense.
     We will not accept any additional purchase payments under your Policy once you elect this waiver.
     The Disability Waiver is not available if any Owner is receiving Social Security Disability Benefits on the Date of Issue (except in Pennsylvania) or is age 65 or older.
     Terminal Illness Waiver. Any withdrawal after you are diagnosed with a terminal illness. A terminal illness is a medical condition that, with a reasonable degree of medical certainty, will result in your death within 12 months or less. We may require proof of such illness including written confirmation from a licensed physician. We reserve the right to have you examined by a licensed physician of our choice and at our expense.
     We will not accept any additional purchase payments under your Policy once you elect this waiver.
     The Terminal Illness Waiver is not available if you are diagnosed with a terminal illness prior to or on the Date of Issue (except in Pennsylvania).
     Unemployment Waiver. Any withdrawal in the event you become unemployed. The Unemployment Waiver is available upon submission of a determination letter from a state Department of Labor indicating you received unemployment benefits for at least 60 consecutive days prior to the election of such waiver. The Unemployment Waiver may be exercised only once and is not available if you are receiving unemployment benefits on the Date of Issue (except in Pennsylvania).
     Transplant Waiver. Any withdrawal if you undergo transplant surgery as an organ donor or recipient for the following body organs: heart, liver, lung, kidney, pancreas; or as a recipient of a bone marrow transplant. Within 91 days of surgery, you must submit a letter from a licensed physician (who is not the Owner of this Policy) stating that you underwent transplant surgery for any of these organs. We reserve the right to have you examined by a physician of our choice and at our expense. This waiver may be exercised only once per transplant surgery.
     Residence Damage Waiver. Any withdrawal if your primary residence suffers physical damage in the amount of $50,000 or more. To claim this waiver, send us a certified copy of a licensed appraiser's report stating the amount of the damage. This certified copy must be submitted within 91 days of the date of the appraiser's report. We reserve the right to obtain a second opinion by having the affected residence inspected by a licensed appraiser of our choice and at our expense, and to rely upon our appraiser's opinion. This waiver may be exercised only once per occurrence.
     Death of Spouse or Minor Dependent Waiver. Withdrawals of the following percentage of Accumulation Value made within six months of your spouse's or minor dependent(s)' death: death of spouse, 50%; death of minor dependent(s), 25%. We must receive proof of death. This waiver may be exercised once for a spouse and once for each minor dependent, subject to no more than 50% of the Accumulation Value being withdrawn pursuant to this waiver each year. Subsequent withdrawals, or withdrawals above the waiver limit, are subject to the Surrender Charge.

TRANSFER CHARGE - $10 (FIRST 12 ARE FREE).

    A transfer fee of $10 may be imposed for any transfer in excess of 12 per Policy Year. The transfer fee is deducted from the amount transferred. The first 12 transfers each Policy Year are free; transfers from the Systematic Transfer Account do not count toward these 12 and are also free.

o       SERIES FUND CHARGES

    Each Series Fund investment portfolio is responsible for its own expenses. The net assets of each portfolio reflects deductions for investment advisory fees and other expenses. These charges are disclosed in each Series Fund's prospectus which accompany this prospectus. Here is a table of portfolio annual expenses:


Series Fund Annual Expenses1                        Management     Other Expenses    Total Portfolio
(as a percentage of average net assets)                Fees            ( after       Annual Expenses
                                                    (after fee         expense      (after fee waiver
Portfolio:                                          waiver)(a)     reimbursement)(a)   and expense
                                                                                    reimbursement)(a)
------------------------------------------------- ---------------- ---------------- ===================
Alger American Growth                                  0.75%            0.04%             0.79%
Alger American Small Capitalization                    0.85%            0.04%             0.89%
Federated Prime Money Fund II            (a)           0.49%            0.31%             0.80%
Federated Fund for U.S. Government Securities          0.52%            0.33%             0.85%
II  (a)
Fidelity VIP II Asset Manager: Growth (a), (b)         0.59%            0.13%             0.72%
Fidelity VIP II Contrafund           (a), (b)          0.59%            0.07%             0.66%
Fidelity VIP Equity Income           (a), (c)          0.49%            0.08%             0.57%
Fidelity VIP II Index 500                              0.24%            0.04%             0.28%
(a)
MFS Capital Opportunities Series          (a)          0.75%            0.25%             1.00%
MFS Emerging Growth Series                             0.75%            0.10%             0.85%
MFS Global Governments Series             (a)          0.75%            0.25%             1.00%
MFS High Income Series                                 0.75%            0.25%             1.00%
(a)                                                    0.75%            0.11%             0.86%
MFS Research Series
MSDW Emerging Markets Equity              (a)          0.00%            1.95%             1.95%
MSDW Fixed Income                         (a)          0.06%            0.64%             0.70%
Pioneer Capital Growth                                 0.65%            0.09%             0.74%
Pioneer Real Estate Growth                (a)          1.00%            0.19%             1.19%
Scudder VLIF Global Discovery        (a), (d)          0.91%            1.06%             1.97%
Scudder VLIF Growth & Income              (e)          0.47%            0.32%             0.79%
Scudder VLIF International                             0.87%            0.18%             1.05%
T. Rowe Price Equity Income               (f)          0.00%            0.85%             0.85%
T. Rowe Price International  Stock        (f)          0.00%            1.05%             1.05%
T. Rowe Price Limited-Term Bond           (f)          0.00%            0.70%             0.70%
T. Rowe Price New America Growth          (f)          0.00%            0.85%             0.85%
T. Rowe Price Personal Strategy Balanced  (f)          0.00%            0.90%             0.90%
=======================================================================================================

(a) Without fee waiver or expense  reimbursement  limits,  the  following  funds would have had the charges set forth below:
                                                                                     Total Portfolio
          Portfolio                               Management Fees   Other Expenses   Annual Expenses
          -------------------------------------- ------------------ --------------- ===================
          Federated Prime Money Fund II                0.50%            0.31%             0.81%
          Federated Fund for U.S. Government           0.60%            0.33%             0.93%
              Securities II                            0.59%            0.14%             0.73%
          Fidelity VIP II Asset Manager: Growth        0.59%            0.11%             0.70%
          Fidelity VIP II Contrafund                   0.49%            0.09%             0.58%
          Fidelity VIP Equity Income                   0.24%            0.11%             0.35%
          Fidelity VIP II Index 500                    0.75%            0.36%             1.11%
          MFS Capital Opportunities Series             0.75%            0.36%             1.11%
          MFS Global Governments Series                0.75%            0.21%             0.96%
          MFS High Income Series                       1.25%            2.20%             3.45%
          MSDW Emerging Markets Equity                 0.40%            0.64%             1.04%
          MSDW Fixed Income                            1.00%            0.20%             1.20%
          Pioneer Real Estate Growth                   0.97%            1.06%             2.03%
          Scudder VLIF Global Discovery
          -------------------------------------- ------------------ --------------- ===================
(b)  This portfolio limits its total annual expense to 1.00%. (c) This portfolio limits its total annual expense to 1.50%.
(d)  Other  Expenses  includes  a  0.25%  12b-1  fee  assessed  for  payment  of distribution administration expenses.
(e)  Other  Expenses  includes  a  0.23%  12b-1  fee  assessed  for  payment  of distribution administration expenses.
(f)  T. Rowe Price  Funds do not  itemize  management  fees and other  expenses.
     ===========================================================================

--------
1 The fee and expense data regarding each Series Fund, which are fees and expenses for 1998, was provided to United of Omaha by the Series Fund. The Series Funds are not affiliated with United of Omaha. We have not independently verified these figures.

-----------------------------------------------------------
POLICY DISTRIBUTIONS

    The principle purpose of the Policy is to provide a death benefit upon the insured's death, but before then you may also borrow against the Policy's Cash
Surrender Value, take a partial withdrawal, or surrender it for its Cash Surrender Value. Tax penalties and Surrender Charges may apply to amounts taken out of your Policy. The Cash Surrender Value is the Accumulation Value less any applicable Surrender Charge and less any outstanding Policy loan and unpaid loan interest.

o       POLICY LOANS

                    Amount You Can Borrow                                 Loan Interest Rate
-------------------------------------------------------------- ------------------------------------------

Standard Policy Loan.  After the first Policy Year (at any     Standard Policy Loan.  Net annual loan
time in Indiana), you may borrow up to 100% of the Cash        interest rate of 1.5%:  we charge 5.7%
Surrender Value, less loan interest to the end of the Policy   interest in advance (6% effective annual
Year, and less one Monthly Deduction amount.                   rate), but we also credit 4.5% interest
                                                               to any amounts in the Loan Account.
-------------------------------------------------------------- ------------------------------------------

A Preferred Policy Loan is available on the date when the      Preferred Policy Loan.  Net annual loan
sum of the Cash Surrender Value plus any outstanding           interest rate of 0%:  we charge 5.7%
standard loans exceeds the total of all premiums paid since    interest in advance (6% effective annual
issue.  The amount available for a Preferred Policy Loan is    rate), but we also credit 6% interest to
the amount of such excess.                                     any amounts in the Loan Account.
---------------------------------------------------------------------------------------------------------
 We believe a Preferred Policy Loan will not affect tax treatment of the Policy, but tax law is unclear on this point and we do not warrant its tax effect.
            You may wish to consult your tax advisor before taking a Preferred Policy Loan.
---------------------------------------------------------------------------------------------------------

    Loan Rules

o   The Policy must be assigned to us as sole security for the loan.
o We will transfer all loan amounts from the investment options to the Loan Account. The amounts will be transferred on a pro rata basis.
o Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest from the investment options to the Loan Account on a pro rata basis.
o All or part of a loan may be repaid at any time while the Policy is in force. We will deduct the amount of a loan repayment from the Loan Account and allocate that amount pursuant to your current allocation instructions. We will treat any amounts you pay us as a premium unless you specify that it is a loan repayment.
o The death benefit will be reduced by the amount of any loan outstanding and unpaid loan interest on the date of the insured's death.
o We may defer making a loan for six months unless the loan is to pay premiums to us.

o       SURRENDER

                    For amounts allocated to the Fixed Account and the Systematic Transfer Account, the Cash Surrender Value is equal to or greater than the minimum Cash Surrender Values required by the State in which this Policy was delivered. The value is based on the Commissioners 1980 Standard Mortality Table, the insured's age at last birthday, with interest at 4.5%.


    While the insured is alive, you may surrender the Policy for its Cash Surrender Value. Following a surrender, all your rights in the Policy end.

    Surrender Rules
o       The Policy must be returned to us to receive the Cash Surrender Value.
o       The maximum applicable Surrender Charge is 9.5%.
o Surrenders are taxable, and a 10% federal tax penalty may apply prior to age 59 1/2.
o We may defer payment from the Fixed Account or the Systematic Transfer Account for up to six months (30 days in West Virginia).

PARTIAL WITHDRAWALS

    After the first Policy Year, you may withdraw part of the Accumulation Value. The amount requested and any Surrender Charge will be deducted from the Accumulation Value on the date we receive your request (either by Written Notice or, for amounts of $10,000 or less, also by authorized Telephone Transaction). Amounts withdrawn except for "Free" withdrawals described below, may be subject to a Surrender Charge of up to 9.5% unless one of the Surrender Charge waiver provisions is applicable. The Surrender Charge is a percentage of the Policy premium withdrawn. The applicable percentage varies according to the length of time since each affected premium was paid, and are shown in the EXPENSES section of this prospectus.

    "Free" Withdrawals
     Each Policy Year you may withdraw,  without a Surrender Charge, the greater of:
     (a) 15% of the Accumulation Value as of the first withdrawal that Policy Year; or
     (b) that portion of the Accumulation Value in excess of total premiums paid.

    Partial Withdrawal Rules

o Partial withdrawals are made first from earnings and then from premiums paid, beginning with the earliest premium payment (a "first-in, first-out" procedure).
o The minimum partial withdrawal amount is $500; the maximum is an amount such that the remaining Accumulation Value is not less than $20,000.
o Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount. Unless you instruct us otherwise, we will deduct withdrawal amounts from the Subaccounts, the Fixed Account and the Systematic Transfer Account on a pro rata basis. No more than a pro rata amount may be withdrawn from the Fixed Account and the Systematic Transfer Account.
o The specified amount of insurance coverage will be reduced in the same proportion as the Accumulation Value is reduced as a result of any partial withdrawal.
o Withdrawals from the Systematic Transfer Account will not affect the minimum monthly transfer amount from that Account, so they will cause the total amount to be transferred to be completed in less time than originally anticipated.
o We reserve the right to defer withdrawals from the Fixed Account and the Systematic Transfer Account for up to six months from the date we receive your request.
o   Partial withdrawals may be taxable and subject to a 10% federal tax penalty.


o       DEATH BENEFIT

    We will pay a death benefit after we receive necessary documentation of the insured's death, or as soon thereafter as we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to a Payment Option (including a lump-sum payment) selected by the Beneficiary to the extent allowed by applicable law and any settlement agreement in effect at the insured's death. (See the Payment of Proceeds section below.) If neither you nor the Beneficiary makes a Payment Option election within 60 days of our receipt of Due Proof of the insured's death, we will issue a lump-sum payment to the Beneficiary.

o       Guaranty
    If no Policy loans are taken, we guarantee Policy coverage will remain in force until the 15th Policy anniversary (or the maximum lesser duration your State allows) or the Policy Anniversary next following the insured's 75th (70th in Texas) birthday, whichever is earlier.

o       Amount
    The death benefit is the greater of:
       (a) the initial specified amount of coverage plus any later increase and less any later decrease; or
       (b) the policy's Accumulation Value on the date of death multiplied by the corridor percentage from the table shown below for the insured's attained age;
less any outstanding loans and unpaid loan interest. To determine the initial specified amount of coverage, multiply the single premium amount by the corresponding issue age premium factor; deposits after issue will increase the specified mount by the amount of the additional deposit multiplied by the attained age premium factor (not the "corridor percentage" shown below).

Attained  Corridor  Attained Corridor  Attained Corridor
   Age    Percentage  Age   Percentage   Age   Percentage
  0-40      250%      54       157%      68       117%
   41       243%      55       150%      69       116%
   42       236%      56       146%      70       115%
   43       229%      57       142%      71       113%
   44       222%      58       138%      72       111%
   45       215%      59       134%      73       109%
   46       209%      60       130%      74       107%
   47       203%      61       128%     75-90     105%
   48        197%     62       126%      91       104%
   49        191%     63       124%      92       103%
   50        185%     64       122%      93       102%
   51        178%     65       120%      94       101%
   52        171%     66       119%    95-100     100%
   53        164%     67       118%     100+      101%


o       PAYMENT OF PROCEEDS

You may elect (or the Beneficiary may elect if you do not) to have proceeds paid as annuity payments under any combination of the fixed and variable payout options shown in the Policy. (In Maryland only fixed payout options are available.) If another option is not chosen within 60 days of the date we receive due proof of death, we will make payment in a lump-sum.

    Rules for Payment of Proceeds
o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
o   Any option chosen will be effective when we acknowledge it.
o We may require proof of your age or survival or the age or survival of the payee.
o We reserve the right to pay the proceeds in one sum when it is less than $2,000, or when the option of payment chosen would result in periodic payments of less than $20.
o When the last payee dies, we will pay to the estate of that payee any amount on deposit, or the then present value of any remaining guaranteed payments under a fixed option.

    Fixed Proceeds Payments: Fixed payments are available under all six Payout Options below. The proceeds will be transferred to our general account, and the payments will be fixed in amount by the provisions selected and the age and sex (if consideration of sex is allowed) of the payee. The guaranteed effective annual interest rate used in the Payout Options is 3%. We may, at our sole discretion, declare additional interest to be paid or credited annually for Payout Options 1, 2, 3, or 6. The guaranteed amounts are based on the 1983a Mortality Table, and 3% guaranteed interest rate. Current amounts may be obtained from us.

    Variable Proceeds Payments: Only Payout Options 2, 4, and 6 are available for variable payments. The dollar amount of the first monthly payment will be determined by applying the proceeds allocated to variable Subaccounts to the Variable Payout Options table shown in the Policy applicable to the Payout Option chosen. The tables are determined from the 1983a Mortality Table with an assumed investment rate of 4%. If more than one Subaccount has been selected, the Accumulation Value of each Subaccount is applied separately to the applicable table to determine the amount of the first payment attributable to that particular Subaccount.
    All variable payments other than the first will vary in amount according to the investment performance of the applicable Subaccounts. The amount of each subsequent payment equals the number of Variable Payment Units for each
Subaccount, multiplied by the value of a Variable Payment Unit for that Subaccount 10 days prior to the date the variable payment is due. This amount may increase or decrease from month to month. The number of units for each Subaccount is determined by dividing the amount of the first payment attributable to that Subaccount by the value of a unit in that Subaccount when the first payment is determined.
    If the net investment return of a Subaccount for a payment period is equal to the pro-rated portion of the 4% annual assumed investment rate, the variable payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds an annualized rate of 4% for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 4%, the payment for that period will be less than the payment for the prior period. A charge equal on an annual basis to 1.20% of the daily net asset value of the Variable Account is deducted to compensate us for the administrative and other costs and risks associated with the variable payment options (so a gross return of 5.2% is necessary for a net return of 4.0%).

                    4 transfers are allowed each Policy Year.


o       Transfers between Fixed and Variable Payout Options
    The payee may exchange the value of a designated number of Variable Payment Units of a particular Subaccount into other Variable Payment Units, the value of which would be such that the dollar amount of a payment made on the date of the exchange would be unaffected by the exchange.
    Transfers may be made between Subaccounts and from a Subaccount to the Fixed Account. No exchanges may be made from the Fixed Account to the variable Subaccounts. Transfers will be made using the variable payment unit values for the Valuation Period during which any request is received by us.

o       Payout Options

                    The longer the guaranteed or projected proceeds Payment Option period, the lower the amount of each payment.


    NOTE: Unless you elect a Payout Option with a guaranteed period or Option 1, it is possible only one payment would be made under the Payout Option if the payee died before the due date of the second annuity payment, only two annuity payments would be made if the payee died before the due date of the third annuity payment, etc. If the continuation of variable payments being made under Option 2 or 6 does not depend upon the payee's remaining alive, you may surrender your Policy and receive the commuted value of any unpaid payments. However, if your payment under Option 2 or 6 depends upon the payee's continued life, you cannot surrender your Policy for cash. In this case, once Option payments commence, payments will end upon the payee's death.

1) Proceeds Held on Deposit at Interest. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

2) Income of a Specified Amount. Proceeds are paid in monthly installments of a specified amount over at least a five-year period until proceeds, with interest, have been fully paid.

3) Income for a Specified Period. Periodic payments of proceeds are paid for the number of years chosen. If no other frequency is selected, payments will be made monthly. Monthly incomes for each $1,000 of Proceeds, which include interest, are shown in a table in the Policy.

4) Lifetime Income. Proceeds are paid as monthly income for as long as the payee lives. The amount of the monthly income annuity payment will be the amount computed using either the Lifetime Monthly Income Table set forth in the Policy (based on the 1983a Mortality Table and interest at 3%, adjusted to age last birthday) or, if more favorable to the payee, our then current lifetime monthly income rates for payment of proceeds. If a variable Payout Option is chosen, all variable proceeds payments, other than the first variable payment, will vary in amount according to the investment performance of the applicable variable investment options.
     Guarantees available:
        Guaranteed Period - An amount of monthly income annuity payments is determined that we guarantee to pay for a specified number of years, and thereafter during the payee's life. Guaranteed Amount - An amount of monthly income annuity payment is determined that we guarantee to pay until the sum of payments equals the proceeds placed under the Option and as long after that as the payee lives.

5)      Lump Sum.  Proceeds are paid in one sum.

6) Alternative Schedule. We may be able to accommodate making proceeds payments under other options, including joint and survivor periods. Contact us for more information.

-----------------------------------------------------------
TAX MATTERS

    This discussion of federal income tax considerations relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

o       LIFE INSURANCE QUALIFICATION

                    Tax laws affecting the Policy are complex. Tax results may vary among individual uses of a Policy. You are encouraged to seek independent tax advice in purchasing or making elections under the Policy.


    The Internal Revenue Code of 1986, as amended ("Code") defines a life insurance contract for federal income tax purposes. This definition can be met if a life insurance contract satisfies either one of two tests set forth in that section. The Code and proposed regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about the application of those tests to the Policy.

    Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:
     o the death benefit should be fully excludable from the Beneficiary's gross income; and
     o you should not be considered in constructive receipt of the Cash Surrender Value, including any increases, unless and until it is distributed from the Policy.

        We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

        Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy Years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Accumulation Value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

                    In almost all cases, this Policy will be a modified endowment contract. We recommend you consult with a tax adviser regarding your use of this Policy. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.


       A Policy issued in exchange for a modified endowment contract is subject to tax treatment as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.


o       TAX TREATMENT OF LOANS and OTHER DISTRIBUTIONS

    Upon a surrender or lapse of the Policy or when benefits are paid at the Policy's maturity date, if the amount received plus any loan amount exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

                         "Investment in the Policy" means:
       o the aggregate amount of any premium payments or other consideration paid for the Policy, minus
       o the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus
       o the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the Owner's gross income.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:
     (1) All distributions, including surrenders and partial withdrawals, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Policy (see box below) at such time.
     (2) Loans from or secured by the Policy are treated as distributions and taxed accordingly.
     (3) A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's Beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the investment in the Policy and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first nine years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702 of the Code.
    Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that preferred loans in effect beginning in the tenth Policy Year (or thereafter) could be treated as distributions rather than loans.
    Neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10% additional income tax rule. If a Policy which is not a modified endowment contract becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change in such status will become taxable in accordance with the modified endowment contract rules discussed above.


o       OTHER POLICY OWNER TAX MATTERS

    Depending on the circumstances, the exchange of a Policy, a Policy loan, a withdrawal, a surrender or lapse, a change in Ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of Ownership or receipt of distributions from a Policy depends on the circumstances of each Owner or Beneficiary.
    Interest Paid on Policy Loans generally is not tax deductible.
    Aggregation of Modified Endowment Contracts. Pre-death distributions (including a loan, partial withdrawal, collateral assignment or full surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within a calendar year, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.
    Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the Beneficiary's individual circumstances.
    The Policy may continue after the Insured attains age 100. The tax consequences associated with continuing a Policy beyond age 100 are unclear. A tax advisor should be consulted on this issue.
    Diversification Requirements. Code Section 817(h) requires investments of the Variable Account to be "adequately diversified" in accordance with Treasury Regulations for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with the diversification requirements could subject you to immediate taxation on the incremental increases in Accumulation Value of the Policy plus the cost of insurance protection for the year. However, we believe the Policy, through the underlying investment portfolios, complies fully with such requirements.
    Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Variable Account may cause you, rather than us, to be treated as the Owner of the assets in the Variable Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Variable Account, income and gains from the Account would be included in your gross income.
    The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that the Owners were not Owners of separate account assets. For example, you have additional flexibility in allocating Policy Premium and Accumulation Values. These differences could result in you being treated as the Owner of a pro rata share of the assets of the Variable Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Variable Account.
    Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement and the suitability of this product for the arrangement. Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax advisor.
    Possible Tax Law Changes. There is always a possibility that the tax treatment of the Policy could change, by legislation or otherwise. You should consult a tax advisor with respect to possible tax law changes and their effect on your intended use of the Policy.

-----------------------------------------------------------
MISCELLANEOUS

o       OUR MANAGEMENT

Directors*
Foggie, Samuel L.     Banking and Finance Industry Executive
Hallett, Carol B.     President, Air Transport Association of America
Heller, Jeffrey M.    President & CEO, Electronic Data Systems
Osborne, Thomas W.    University of Nebraska Foundation
Sampson, Richard J.   Retired Group Insurance Executive of our Company
Straus, Oscar S.      Investments; President, The Daniel and Florence Guggenheim
                      Foundation
Sturgeon, John A.     President, Chief Operating Officer of our Company
Wayne, Michael A.     Foundation and Cancer Institute Executive
Weekly, John W.       Chairman of the Board and Chief Executive Officer of our
                      Company
Senior Officers*
John W. Weekly        Chairman of the Board, Chief Executive Officer
John A. Sturgeon      President, Chief Operating Officer
G. Ronald Ames        Executive Vice President (Small Group and Information
                      Services)
Robert B. Bogart      Executive Vice President (Human Resources)
Stephen R. Booma      Executive Vice President (Managed Care)
Cecil D. Bykerk       Executive Vice President (Chief Actuary)
James L. Hanson       Executive Vice President (Information Services)
Kimberly S. Harm      Executive Vice President (Customer Services)
Randall C. Horn       Executive Vice President (Group Insurance)
M. Jane Huerter       Executive Vice President (Corporate Secretary; Corporate
                      Administration)
John L. Maginn        Executive Vice President (Treasurer; Chief Investment
                      Officer)
William C. Mattox     Executive Vice President (Federal Government Affairs)
Thomas J. McCusker    Executive Vice President (General Counsel)
Tommie  D. Thompson   Executive Vice President (Corporate Comptroller)

        *Business address for all directors and officers is Mutual of Omaha Plaza, Omaha, Nebraska 68175.

o       DISTRIBUTION OF THE POLICIES

    Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha, Nebraska 68175, is the principal underwriter of the Policy. Like us, MOIS is an affiliate of Mutual of Omaha Insurance Company. MOIS is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. ("NASD"). MOIS contracts with one or more registered broker-dealers ("Distributors") to offer and sell the Policy. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable life insurance. Commissions paid to Distributors may be up to 8 1/4% of the premium paid. We may also pay other distribution expenses such as production incentive bonuses, including non-cash awards. These distribution expenses do not result in any additional charges under the Policies that are not described under the Expenses section of this prospectus.

VOTING RIGHTS

     As required by law, we will vote Series Fund shares held by the Variable Account at regular and special shareholder meetings of the Series Funds pursuant to instructions received from persons having voting interests in the portfolios. If, however, applicable law or regulation or interpretation of them is amended, and as a result we may vote Series Fund shares in our own right, we may do so. The Series Funds may not hold routine annual Shareholder meetings.
     As a Policy Owner, you have a voting interest in the portfolios you are invested in. The number of votes that you may instruct for a particular Subaccount is determined by dividing your Accumulation Value in the Subaccount by the net asset value per share of the corresponding Series Fund portfolio. Fractional shares are counted. You will receive proxy material, reports, and other materials relating to the appropriate portfolio in which you have voting interests.

o       YEAR 2000 ISSUES

    Like all financial services providers, we use systems affected by Year 2000 transition issues and rely upon service providers, including investment managers, whose own systems may also be affected. We are implementing a Year 2000 transition plan, and are confirming that our service providers are also doing so. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on us. However, as of the date of this prospectus, we do not believe Year 2000 transition implementation will harm purchasers of Policies, or our Policy administration efforts.

o       STATE REGULATION

    We are subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. The Policy has been approved by the Insurance Department of the State of Nebraska and other jurisdictions.
     We submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business, for the purpose of determining solvency and compliance with local insurance laws and regulations.

o       LEGAL PROCEEDINGS

     As of the date of this prospectus, there are no legal proceedings affecting the Variable Account, or that is material in relation to our total assets.

o       INDEPENDENT AUDITORS

     Our Financial Statements as of December 31, 1998 and 1997 and for each of the three years ended December 31, 1998, and of United of Omaha Separate Account B as of December 31, 1998, and for the year ended December 31, 1998 and for the period from August 13, 1997 (inception) to December 31, 1997, included in this Registration Statement have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their reports appearing herein. The financial statements of United of Omaha Life Insurance Company should be considered only as bearing on the ability of United of Omaha to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

o       REPORTS TO YOU

     We will send you a statement at least annually showing your Policy's death benefit, Accumulation Value and any outstanding Policy loan balance. We will also confirm Policy loans, Subaccount transfers, lapses, surrenders and other Policy transactions as they occur. If you have Accumulation Value in the Variable Account, you will receive such additional periodic reports as may be required by the SEC.

                             DO YOU HAVE QUESTIONS?

                    If you have questions about your Policy or this prospectus, you may contact your agent or broker who gave this prospectus to you, or you may contact us at: United of Omaha, Variable Product Service, P.O. Box 8430, Omaha, Nebraska 68103-0430. Telephone 1-800-238-9354.

-----------------------------------------------------------
ILLUSTRATIONS
DEATH BENEFITS, CASH SURRENDER VALUE AND ACCUMULATED PREMIUMS

    The tables in this Section illustrate how the Policy operates: how the death benefit, Cash Surrender Value, and Accumulation Value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Variable Account equal to constant after-tax annual rates of 0%, 6%, and 12%. The tables are based on an initial premium of $20,000. A male age 55, 65 and 75 with specified amounts of $52,000, $36,867, and $29,134, respectively, are illustrated for this Policy. The insureds are assumed to be preferred rate class. The tables also include Accumulation Values, Cash Surrender Values and death benefit amounts that reflect the 0.90% mortality and expense risk charge deducted from Variable Account assets, the 0.24% monthly administrative charge, the deduction of 0.39% of premium payments for state and federal taxes, and the current and guaranteed cost of insurance charge. (In Oregon, this deduction does not include state and municipality premium tax expenses.) These tables may assist in comparison of death benefits, Cash Surrender Values and Accumulation Values with those under other variable life insurance policies that may be issued by us or other companies. These tables assume no riders are attached to the base Policy illustrated.

    Death benefits, Cash Surrender Values, and Accumulation Values for a Policy would be different from the amounts shown if the actual gross rates of return averaged 0%, 6% or 12%, but varied above and below that average for the period, if the initial premium was paid in another amount, if additional payments were made, or if any Policy loan or partial withdrawal was made during the period of time illustrated. They would also be different depending on the allocation of Accumulation Value among the Variable Account's Subaccounts, if the actual gross rates of return averaged 0%, 6% or 12%, but varied above and below that average for the period.


    The amounts for the death benefit, Cash Surrender Value, and Accumulation Value shown in the tables reflect the fact that an expense and a charge for the cost of insurance are deducted from the Accumulation Value on each Monthly Deduction Date. The Cash Surrender Values shown in the tables reflect the fact that a Surrender Charge is deducted from the Accumulation Value upon surrender or lapse during the first nine Policy Years following each premium payment, depending on issue age. The amounts shown in the tables also take into account an average daily charge equal to an annual charge 0.92% of the average daily net assets of the Series Funds for the investment advisory fees and operating expenses incurred by the Series Funds The gross annual investment return rates of 0%, 6%, and 12% on the Fund's assets are equal to net annual investment return rates of -0.92%, 5.08%, 11.08%, respectively.


    The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Variable Account, since no such charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the death benefits, Cash Surrender Values and Accumulation Values illustrated.


    The second column of each table shows the amount which would accumulate if the initial premium of $20,000 were invested to earn interest, after taxes, of 5% per year, compounded annually.


    Upon  request,  we will  provide a  comparable  illustration  based upon the proposed insured's actual age, sex and underwriting classification, the specified amount of insurance coverage, the proposed amount and frequency of premium payments and any available riders requested.



                     United of Omaha Life Insurance Company
                 Modified Single Premium Variable Life Insurance

                            HYPOTHETICAL ILLUSTRATION
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.08% NET)

                      Male issue age 55                   Initial Premium $20,000
                      Preferred Class                     Face Amount $52,000

                           Current Charges *                        Guaranteed Charges **
               -------------------------------------------    -----------------------------------
                 Premiums
  End of       Accumulated               Cash                                Cash
Contract          at 5%      Account   Surrender  Death        Account    Surrender     Death
   Year          Interest     Value     Value    Benefit        Value       Value      Benefit
                 Per Year
   ----          --------     -----     -----    -------        -----       -----      -------

   1               21,000      21,726   19,826     52,000       21,517      19,617       52,000
   2               22,505      23,600   21,700     52,000       23,163      21,263       52,000
   3               23,153      25,637   23,737     52,000       24,954      23,054       52,000
   4               24,310      27,849   26,049     52,000       26,906      25,106       52,000
   5               25,526      30,252   28,752     52,000       29,041      27,541       52,000
   6               26,802      32,863   31,663     52,000       31,381      30,181       52,000
   7               28,142      35,698   34,798     52,000       33,951      33,051       52,000
   8               29,549      38,779   38,179     52,000       36,784      36,184       52,000
   9               31,027      42,151   41,851     52,267       39,916      39,616       52,000
  10               32,578      45,862   45,862     55,952       43,393      43,393       52,940
  11               34,207      50,115   50,115     60,138       47,402      47,402       56,882
  12               35,917      54,761   54,761     65,166       51,769      51,769       61,605
  13               37,713      59,839   59,839     70,610       56,528      56,528       66,704
  14               39,599      65,387   65,387     76,503       61,715      61,715       72,206
  15               41,579      71,450   71,450     82,882       67,366      67,366       78,145
  16               43,657      78,075   78,075     89,787       73,524      73,524       84,553
  17               45,840      85,315   85,315     96,406       80,269      80,269       90,704
  18               48,132      93,225   93,225    103,480       87,667      87,667       97,310
  19               50,539     101,871  101,871    111,040       95,797      95,797      104,419
  20               53,066     111,397  111,397    119,195      104,755     104,755      112,088

  25               67,727     174,391  174,391    200,088      163,992     163,992      172,192
  35              110,320     423,273  423,273    444,437      387,280     387,280      406,644


* These values reflect investment results using current cost of insurance rates and expense charges.

** These values reflect investment results using guaranteed cost of insurance rates and expense charges.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the portfolios. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy Years. Theses values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.


                     United of Omaha Life Insurance Company
                 Modified Single Premium Variable Life Insurance

                            HYPOTHETICAL ILLUSTRATION
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.08% NET)

                      Male issue age 55                   Initial Premium $20,000
                      Preferred Class                     Face Amount $52,000

                           Current Charges *                        Guaranteed Charges **
               -------------------------------------------    -----------------------------------
                 Premiums
  End of       Accumulated               Cash                                Cash
Contract          at 5%      Account   Surrender  Death        Account    Surrender     Death
   Year          Interest     Value     Value    Benefit        Value       Value      Benefit
                 Per Year
   ----           --------    -----     -----    -------        -----       -----      -------

   1               21,000    20,552    18,652    52,000         20,340      18,440      52,000
   2               22,505    21,120    19,220    52,000         20,664      18,764      52,000
   3               23,153    21,703    19,803    52,000         20,968      19,068      52,000
   4               24,310    22,303    20,503    52,000         21,252      19,452      52,000
   5               25,526    22,918    21,418    52,000         21,510      20,010      52,000
   6               26,802    23,551    22,351    52,000         21,738      20,538      52,000
   7               28,142    24,202    23,302    52,000         21,929      21,029      52,000
   8               29,549    24,870    24,270    52,000         22,077      21,477      52,000
   9               31,027    25,557    25,257    52,000         22,172      21,872      52,000
  10               32,578    26,263    26,263    52,000         22,206      22,206      52,000
  11               34,207    27,121    27,121    52,000         22,259      22,259      52,000
  12               35,917    28,007    28,007    52,000         22,238      22,238      52,000
  13               37,713    28,922    28,922    52,000         22,133      22,133      52,000
  14               39,599    29,866    29,866    52,000         21,933      21,933      52,000
  15               41,579    30,842    30,842    52,000         21,617      21,617      52,000
  16               43,657    31,850    31,850    52,000         21,164      21,164      52,000
  17               45,840    32,890    32,890    52,000         20,542      20,542      52,000
  18               48,132    33,965    33,965    52,000         19,710      19,710      52,000
  19               50,539    35,074    35,074    52,000         18,622      18,622      52,000
  20               53,066    36,220    36,220    52,000         17,222      17,222      52,000

  25               67,727    42,536    42,536    52,000          2,736       2,736      52,000
  35              110,320    59,145    59,145    62,102            ***       ***         ***


* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.
***  The Policy is lapsed.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the portfolios. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy Years. Theses values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.


                     United of Omaha Life Insurance Company
                 Modified Single Premium Variable Life Insurance

                            HYPOTHETICAL ILLUSTRATION
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.92% NET)

                      Male issue age 55                   Initial Premium $20,000
                      Preferred Class                     Face Amount $52,000

                           Current Charges *                        Guaranteed Charges **
                 Premiums
  End of       Accumulated               Cash                                Cash
Contract          at 5%      Account   Surrender  Death        Account    Surrender     Death
   Year          Interest     Value     Value    Benefit        Value       Value      Benefit
                 Per Year
   ----           --------    -----     -----    -------        -----       -----      -------
   1               21,000    19,379    17,538    52,000         19,164      17,343       52,000
   2               22,505    18,777    16,993    52,000         18,306      16,567       52,000
   3               23,153    18,194    16,465    52,000         17,422      15,767       52,000
   4               24,310    17,628    16,042    52,000         16,509      15,023       52,000
   5               25,526    17,081    15,800    52,000         15,561      14,394       52,000
   6               26,802    16,550    15,557    52,000         14,571      13,696       52,000
   7               28,142    16,036    15,315    52,000         13,529      12,920       52,000
   8               29,549    15,538    15,072    52,000         12,426      12,053       52,000
   9               31,027    15,055    14,830    52,000         11,248      11,080       52,000
  10               32,578    14,588    14,588    52,000          9,984       9,984       52,000
  11               34,207    14,204    14,204    52,000          8,657       8,657       52,000
  12               35,917    13,831    13,831    52,000          7,211       7,211       52,000
  13               37,713    13,467    13,467    52,000          5,631       5,631       52,000
  14               39,599    13,113    13,113    52,000          3,898       3,898       52,000
  15               41,579    12,768    12,768    52,000          1,985       1,985       52,000
  16               43,657    12,432    12,432    52,000            ***       ***         ***
  17               45,840    12,105    12,105    52,000            ***       ***         ***
  18               48,132    11,787    11,787    52,000            ***       ***         ***
  19               50,539    11,477    11,477    52,000            ***       ***         ***
  20               53,066    11,175    11,175    52,000            ***       ***         ***

  25               67,727     9,781     9,781    52,000            ***       ***         ***
  35              110,320     7,493     7,493    52,000            ***       ***         ***


* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.
***  The Policy is lapsed.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the portfolios. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy Years. Theses values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.



                     United of Omaha Life Insurance Company
                 Modified Single Premium Variable Life Insurance

                            HYPOTHETICAL ILLUSTRATION
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.08% NET)

                      Male issue age 65                   Initial Premium $20,000
                      Preferred Class                     Face Amount $36,868

                           Current Charges *                        Guaranteed Charges **
               -------------------------------------------    -----------------------------------
                 Premiums
  End of       Accumulated               Cash                                Cash
Contract          at 5%      Account   Surrender  Death        Account    Surrender     Death
   Year          Interest     Value     Value    Benefit        Value       Value      Benefit
                  Per Year
   ----           --------    -----     -----    -------        -----       -----      -------

   1               21,000      21,726   19,826     36,868       21,423      19,523       36,868
   2               22,505      23,600   21,700     36,868       22,982      21,082       36,868
   3               23,153      25,637   23,737     36,868       24,701      22,801       36,868
   4               24,310      27,849   26,049     36,868       26,607      24,807       36,868
   5               25,526      30,252   28,752     36,868       28,734      27,234       36,868
   6               26,802      32,871   31,671     37,802       31,123      29,923       36,868
   7               28,142      35,747   34,847     40,394       33,817      32,917       38,213
   8               29,549      38,890   38,290     43,167       36,789      36,189       40,836
   9               31,027      42,331   42,031     46,140       40,045      39,745       43,649
  10               32,578      46,109   46,109     49,336       43,619      43,619       46,672
  11               34,207      50,467   50,467     52,990       47,741      47,741       50,128
  12               35,917      55,219   55,219     57,980       52,237      52,237       54,849
  13               37,713      60,398   60,398     63,418       57,136      57,136       59,993
  14               39,599      66,040   66,040     69,342       62,474      62,474       65,597
  15               41,579      72,182   72,182     75,792       68,284      68,284       71,699
  16               43,657      78,875   78,875     82,819       74,605      74,605       78,335
  17               45,840      86,189   86,189     90,498       81,473      81,473       85,547
  18               48,132      94,180   94,180     98,889       88,928      88,928       93,374
  19               50,539     102,913  102,913    108,059       97,009      97,009      101,859
  20               53,066     112,455  112,455    118,078      105,760     105,760      111,048

  25               67,727     175,198  175,198    183,958      161,259     161,259      169,321
  35              110,320     436,830  436,830    436,830      396,215     396,215      396,215


* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the portfolios. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy Years. Theses values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.


                     United of Omaha Life Insurance Company
                 Modified Single Premium Variable Life Insurance

                            HYPOTHETICAL ILLUSTRATION
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.08% NET)

                      Male issue age 65                   Initial Premium $20,000
                      Preferred Class                     Face Amount $36,868

                           Current Charges *                        Guaranteed Charges **
               -------------------------------------------    -----------------------------------
                 Premiums
  End of       Accumulated               Cash                                Cash
Contract          at 5%      Account   Surrender  Death        Account    Surrender     Death
   Year          Interest     Value     Value    Benefit        Value       Value      Benefit
                 Per Year
   ----           --------    -----     -----    -------        -----       -----      -------

   1               21,000    20,552    18,652    36,868         20,241      18,341      36,868
   2               22,505    21,120    19,220    36,868         20,454      18,554      36,868
   3               23,153    21,703    19,803    36,868         20,636      18,736      36,868
   4               24,310    22,303    20,503    36,868         20,783      18,983      36,868
   5               25,526    22,918    21,418    36,868         20,887      19,387      36,868
   6               26,802    23,551    22,351    36,868         20,940      19,740      36,868
   7               28,142    24,202    23,302    36,868         20,930      20,030      36,868
   8               29,549    24,870    24,270    36,868         20,842      20,242      36,868
   9               31,027    25,557    25,257    36,868         20,657      20,357      36,868
  10               32,578    26,263    26,263    36,868         20,356      20,356      36,868
  11               34,207    27,121    27,121    36,868         20,001      20,001      36,868
  12               35,917    28,007    28,007    36,868         19,490      19,490      36,868
  13               37,713    28,922    28,922    36,868         18,793      18,793      36,868
  14               39,599    29,866    29,866    36,868         17,873      17,873      36,868
  15               41,579    30,842    30,842    36,868         16,675      16,675      36,868
  16               43,657    31,850    31,850    36,868         15,126      15,126      36,868
  17               45,840    32,890    32,890    36,868         13,120      13,120      36,868
  18               48,132    33,965    33,965    36,868         10,514      10,514      36,868
  19               50,539    35,074    35,074    36,868          7,112       7,112      36,868
  20               53,066    36,220    36,220    38,031          2,652       2,652      36,868

  25               67,727    42,536    42,536    44,663            ***         ***         ***
  35              110,320    60,757    60,757    60,757            ***         ***         ***


* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.
***  The Policy is lapsed.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the portfolios. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy Years. Theses values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.


                     United of Omaha Life Insurance Company
                 Modified Single Premium Variable Life Insurance

                            HYPOTHETICAL ILLUSTRATION
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.92% NET)

                      Male issue age 65                          Initial Premium $20,000
                      Preferred Class                            Face Amount $36,868

                           Current Charges *                        Guaranteed Charges **
               -------------------------------------------    -----------------------------------
                 Premiums
  End of       Accumulated               Cash                                Cash
Contract          at 5%      Account   Surrender  Death        Account    Surrender     Death
   Year          Interest     Value     Value    Benefit        Value       Value      Benefit
                 Per Year
   ----           --------    -----     -----    -------        -----       -----      -------

   1               21,000     19,379    17,538   36,868         19,059     17,249       36,868
   2               22,505     18,777    16,993   36,868         18,071     16,354       36,868
   3               23,153     18,194    16,465   36,868         17,026     15,409       36,868
   4               24,310     17,628    16,042   36,868         15,916     14,483       36,868
   5               25,526     17,081    15,800   36,868         14,726     13,621       36,868
   6               26,802     16,550    15,557   36,868         13,438     12,632       36,868
   7               28,142     16,036    15,315   36,868         12,031     11,490       36,868
   8               29,549     15,538    15,072   36,868         10,474     10,160       36,868
   9               31,027     15,055    14,830   36,868          8,733      8,602       36,868
  10               32,578     14,588    14,588   36,868          6,768      6,768       36,868
  11               34,207     14,204    14,204   36,868          4,558      4,558       36,868
  12               35,917     13,831    13,831   36,868          2,023      2,023       36,868
  13               37,713     13,467    13,467   36,868            ***         ***         ***
  14               39,599     13,113    13,113   36,868            ***         ***         ***
  15               41,579     12,768    12,768   36,868            ***         ***         ***
  16               43,657     12,432    12,432   36,868            ***         ***         ***
  17               45,840     12,105    12,105   36,868            ***         ***         ***
  18               48,132     11,787    11,787   36,868            ***         ***         ***
  19               50,539     11,477    11,477   36,868            ***         ***         ***
  20               53,066     11,175    11,175   36,868            ***         ***         ***

  25               67,727      9,781     9,781   36,868            ***         ***         ***
  35              110,320      7,493     7,493   36,868            ***         ***         ***


* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.
***  The Policy is lapsed.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the portfolios. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy Years. Theses values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.


                     United of Omaha Life Insurance Company
                 Modified Single Premium Variable Life Insurance

                            HYPOTHETICAL ILLUSTRATION
    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.08% NET)

                      Male issue age 75                   Initial Premium $20,000
                      Preferred Class                     Face Amount $29,134

                           Current Charges *                        Guaranteed Charges **
               -------------------------------------------    -----------------------------------
                 Premiums
  End of       Accumulated               Cash                                Cash
Contract          at 5%      Account   Surrender  Death        Account    Surrender     Death
   Year          Interest     Value     Value    Benefit        Value       Value      Benefit
                 Per Year
   ----           --------    -----     -----    -------        -----       -----      -------

   1               21,000      21,726   19,826     29,134        21,270     19,370       29,134
   2               22,505     23,600    21,700     29,134        22,705     20,805       29,134
   3               23,153     25,637    23,737     29,134        24,352     22,452       29,134
   4               24,310     27,861    26,061     29,254        26,274     24,474       29,134
   5               25,526     30,334    28,834     31,850        28,543     27,043       29,971
   6               26,802     33,012    31,812     34,663        31,064     29,864       32,617
   7               28,142     35,911    35,011     37,706        33,792     32,892       35,481
   8               29,549     39,044    38,444     40,996        36,740     36,140       38,577
   9               31,027     42,426    42,126     44,547        39,922     39,622       41,918
  10               32,578     46,098    46,098     48,403        43,354     43,354       45,522
  11               34,207     50,373    50,373     52,891        47,234     47,234       49,596
  12               35,917     55,043    55,043     57,795        51,428     51,428       53,999
  13               37,713     60,147    60,147     63,154        55,956     55,956       58,753
  14               39,599     65,724    65,724     69,010        60,840     60,840       63,882
  15               41,579     71,818    71,818     75,409        66,104     66,104       69,410
  16               43,657     78,477    78,477     82,401        71,771     71,771       75,360
  17               45,840     85,754    85,754     89,184        78,053     78,053       81,175
  18               48,132     93,705    93,705     96,516        85,048     85,048       87,599
  19               50,539    102,394   102,394    104,442        92,874     92,874       94,731
  20               53,066    112,101   112,101    113,222       101,679    101,679      102,695

  25               67,727    179,068   179,068    179,068       162,419    162,419      162,419


* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the portfolios. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy Years. Theses values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.


                     United of Omaha Life Insurance Company
                 Modified Single Premium Variable Life Insurance

                            HYPOTHETICAL ILLUSTRATION
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.08% NET)

                      Male issue age 75                   Initial Premium $20,000
                      Preferred Class                     Face Amount $29,134

                           Current Charges *                        Guaranteed Charges **
               -------------------------------------------    -----------------------------------
                 Premiums
  End of       Accumulated               Cash                                Cash
Contract          at 5%      Account   Surrender  Death        Account    Surrender     Death
   Year          Interest     Value     Value    Benefit        Value       Value      Benefit
                 Per Year
   ----           --------    -----     -----    -------        -----       -----      -------

   1               21,000    20,552    18,652    29,134         20,071      18,171       29,134
   2               22,505    21,120    19,220    29,134         20,087      18,187       29,134
   3               23,153    21,703    19,803    29,134         20,041      18,141       29,134
   4               24,310    22,303    20,503    29,134         19,923      18,130       29,134
   5               25,526    22,918    21,418    29,134         19,715      18,236       29,134
   6               26,802    23,551    22,351    29,134         19,395      18,231       29,134
   7               28,142    24,202    23,302    29,134         18,931      18,079       29,134
   8               29,549    24,870    24,270    29,134         18,277      17,729       29,134
   9               31,027    25,557    25,257    29,134         17,374      17,113       29,134
  10               32,578    26,263    26,263    29,134         16,142      16,142       29,134
  11               34,207    27,121    27,121    29,134         14,543      14,543       29,134
  12               35,917    28,007    28,007    29,407         12,371      12,371       29,134
  13               37,713    28,922    28,922    30,368          9,424       9,424       29,134
  14               39,599    29,866    29,866    31,360          5,414       5,414       29,134
  15               41,579    30,842    30,842    32,384            ***         ***         ***
  16               43,657    31,850    31,850    33,442            ***         ***         ***
  17               45,840    32,890    32,890    34,206            ***         ***         ***
  18               48,132    33,965    33,965    34,984            ***         ***         ***
  19               50,539    35,087    35,087    35,789            ***         ***         ***
  20               53,066    36,338    36,338    36,702            ***         ***         ***

  25               67,727    43,975    43,975    43,975            ***         ***         ***


* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.
***  The Policy is lapsed.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the portfolios. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy Years. Theses values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.



                     United of Omaha Life Insurance Company
                 Modified Single Premium Variable Life Insurance

                            HYPOTHETICAL ILLUSTRATION
     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.92% NET)

                      Male issue age 75                   Initial Premium $20,000
                      Preferred Class                     Face Amount $29,134

                           Current Charges *                        Guaranteed Charges **
               -------------------------------------------    -----------------------------------
                 Premiums
  End of       Accumulated               Cash                                Cash
Contract          at 5%      Account   Surrender  Death        Account    Surrender     Death
   Year          Interest     Value     Value    Benefit        Value       Value      Benefit
                 Per Year
   ----           --------    -----     -----    -------        -----       -----      -------

   1               21,000     19,379    17,538    29,134        18,872      17,079      29,134
   2               22,505     18,777    16,993    29,134        17,624      15,950      29,134
   3               23,153     18,194    16,465    29,134        16,230      14,688      29,134
   4               24,310     17,628    16,042    29,134        14,660      13,340      29,134
   5               25,526     17,081    15,800    29,134        12,871      11,906      29,134
   6               26,802     16,550    15,557    29,134        10,808      10,160      29,134
   7               28,142     16,036    15,315    29,134         8,394       8,016      29,134
   8               29,549     15,538    15,072    29,134         5,524       5,358      29,134
   9               31,027     15,055    14,830    29,134         2,060       2,029      29,134
  10               32,578     14,588    14,588    29,134           ***         ***         ***
  11               34,207     14,204    14,204    29,134           ***         ***         ***
  12               35,917     13,831    13,831    29,134           ***         ***         ***
  13               37,713     13,467    13,467    29,134           ***         ***         ***
  14               39,599     13,113    13,113    29,134           ***         ***         ***
  15               41,579     12,768    12,768    29,134           ***         ***         ***
  16               43,657     12,432    12,432    29,134           ***         ***         ***
  17               45,840     12,105    12,105    29,134           ***         ***         ***
  18               48,132     11,787    11,787    29,134           ***         ***         ***
  19               50,539     11,477    11,477    29,134           ***         ***         ***
  20               53,066     11,175    11,175    29,134           ***         ***         ***

  25               67,727      9,781     9,781    29,134           ***         ***         ***


* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.
***  The Policy is lapsed.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different investment rates of return for the portfolios. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy Years. Theses values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.


                     United of Omaha Life Insurance Company
                 Modified Single Premium Variable Life Insurance

                            HYPOTHETICAL ILLUSTRATION
    ASSUMING HYPOTHETICAL GROSS annual INVESTMENT RETURN OF 12% (11.08% NET)

                      Male issue age 65                   Initial Premium $20,000
           Standard Class                   Face Amount $36,868

                                    Current Charges *                 Guaranteed Charges **
                               -----------------------------    -----------------------------------
                  Premiums
  End of        Accumulated                Cash                               Cash
Policy         at 5% Interest   Accum.   Surrender  Death        Accum.    Surrender     Death
   Year           Per Year      Value     Value    Benefit       Value       Value      Benefit
   ----           --------      -----     -----    -------       -----       -----      -------
   1              $21,000       21,596     19,696    36,868     21,423       19,523      36,868
   2               22,505       23,319     21,419    36,868     22,982       21,082      36,868
   3               23,153       25,179     23,279    36,868     24,701       22,801      36,868
   4               24,310       27,189     25,389    36,868     26,607       24,807      36,868
   5               25,526       29,397     27,897    36,868     28,734       27,234      36,868
   6               26,802       31,878     30,678    36,868     31,123       29,923      36,868
   7               28,142       34,659     33,759    39,164     33,817       32,917      38,213
   8               29,549       37,705     37,105    41,853     36,789       36,189      40,836
   9               31,027       41,042     40,742    44,736     40,045       39,745      43,649
  10               32,578       44,705     44,705    47,834     43,619       43,619      46,672
  11               34,207       48,930     48,930    51,377     47,741       47,741      50,128
  12               35,917       53,537     53,537    56,214     52,237       52,237      54,849
  13               37,713       58,559     58,559    61,487     57,136       57,136      59,993
  14               39,599       64,029     64,029    67,231     62,474       62,474      65,597
  15               41,579       69,985     69,985    73,484     68,284       68,284      71,699
  16               43,657       76,463     76,463    80,286     74,605       74,605      78,335
  17               45,840       83,502     83,502    87,677     81,473       81,473      85,547
  18               48,132       91,142     91,142    95,699     88,928       88,928      93,374
  19               50,539       99,425     99,425   104,396     97,009       97,009     101,859
  20               53,066      108,393    108,393   113,813    105,760      105,760     111,048

  25               67,727      166,096    166,096   174,401    161,259      161,259     169,321
  35              110,320      409,896    409,896   409,896    396,215      396,215     396,215



* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the Owner and different investment rates of return for the portfolios. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy Years. These values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.


                     United of Omaha Life Insurance Company
                 Modified Single Premium Variable Life Insurance

                            HYPOTHETICAL ILLUSTRATION
     ASSUMING HYPOTHETICAL GROSS annual INVESTMENT RETURN OF 6% (5.08% NET)

                      Male issue age 65                   Initial Premium $20,000
                      Standard Class               Face Amount $36,868

                                  Current Charges *                 Guaranteed Charges **
                             -----------------------------    -----------------------------------
                 Premiums
  End of       Accumulated               Cash                                Cash
Policy            at 5%       Accum.   Surrender  Death         Accum.    Surrender     Death
   Year          Interest     Value     Value    Benefit        Value       Value      Benefit
                 Per Year
   ----           --------    -----     -----    -------        -----       -----      -------

   1              $21,000    20,429    18,529    36,868         20,241      18,341       36,868
   2               22,505    20,868    18,968    36,868         20,454      18,554       36,868
   3               23,153    21,316    19,416    36,868         20,636      18,736       36,868
   4               24,310    21,773    19,973    36,868         20,783      18,983       36,868
   5               25,526    22,240    20,740    36,868         20,887      19,387       36,868
   6               26,802    22,718    21,518    36,868         20,940      19,740       36,868
   7               28,142    23,205    22,305    36,868         20,930      20,030       36,868
   8               29,549    23,704    23,104    36,868         20,842      20,242       36,868
   9               31,027    24,212    23,912    36,868         20,657      20,357       36,868
  10               32,578    24,732    24,732    36,868         20,356      20,356       36,868
  11               34,207    25,453    25,453    36,868         20,001      20,001       36,868
  12               35,917    26,195    26,195    36,868         19,490      19,490       36,868
  13               37,713    26,959    26,959    36,868         18,793      18,793       36,868
  14               39,599    27,745    27,745    36,868         17,873      17,873       36,868
  15               41,579    28,555    28,555    36,868         16,675      16,675       36,868
  16               43,657    29,387    29,387    36,868         15,126      15,126       36,868
  17               45,840    30,244    30,244    36,868         13,120      13,120       36,868
  18               48,132    31,126    31,126    36,868         10,514      10,514       36,868
  19               50,539    32,034    32,034    36,868          7,112       7,112       36,868
  20               53,066    32,968    32,968    36,868          2,652       2,652       36,868

  25               67,727    38,067    38,067    39,970            ***         ***         ***
  35              110,320    53,808    53,808    53,808            ***         ***         ***



* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.
***  The Policy is lapsed.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the Owner and different investment rates of return for the portfolios. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy Years. These values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.


                     United of Omaha Life Insurance Company
                 Modified Single Premium Variable Life Insurance

                            HYPOTHETICAL ILLUSTRATION
     ASSUMING HYPOTHETICAL GROSS annual INVESTMENT RETURN OF 0% (-0.92% NET)

                      Male issue age 65                   Initial Premium $20,000
                      Standard Class               Face Amount $36,868

                                  Current Charges *                 Guaranteed Charges **
                             -----------------------------    -----------------------------------
                 Premiums
  End of       Accumulated               Cash                                Cash
Policy            at 5%       Accum.   Surrender  Death         Accum.    Surrender     Death
   Year          Interest     Value     Value    Benefit        Value       Value      Benefit
                 Per Year
   ----           --------    -----     -----    -------        -----       -----      -------

   1              $21,000     19,263    17,433    36,868        19,059      17,249       36,868
   2               22,505     18,553    16,790    36,868        18,071      16,354       36,868
   3               23,153     17,869    16,171    36,868        17,026      15,409       36,868
   4               24,310     17,210    15,661    36,868        15,916      14,483       36,868
   5               25,526     16,576    15,332    36,868        14,726      13,621       36,868
   6               26,802     15,965    15,007    36,868        13,438      12,632       36,868
   7               28,142     15,376    14,684    36,868        12,031      11,490       36,868
   8               29,549     14,809    14,365    36,868        10,474      10,160       36,868
   9               31,027     14,263    14,049    36,868         8,733       8,602       36,868
  10               32,578     13,738    13,738    36,868         6,768       6,768       36,868
  11               34,207     13,331    13,331    36,868         4,558       4,558       36,868
  12               35,917     12,936    12,936    36,868         2,023       2,023       36,868
  13               37,713     12,553    12,553    36,868           ***         ***         ***
  14               39,599     12,181    12,181    36,868           ***         ***         ***
  15               41,579     11,821    11,821    36,868           ***         ***         ***
  16               43,657     11,471    11,471    36,868           ***         ***         ***
  17               45,840     11,131    11,131    36,868           ***         ***         ***
  18               48,132     10,802    10,802    36,868           ***         ***         ***
  19               50,539     10,482    10,482    36,868           ***         ***         ***
  20               53,066     10,172    10,172    36,868           ***         ***         ***

  25               67,727      8,752     8,752    36,868           ***         ***         ***
  35              110,320      6,481     6,481    36,868           ***         ***         ***



* These values reflect investment results using current cost of insurance rates and expense charges.
** These values reflect investment results using guaranteed cost of insurance rates and expense charges.
***  The Policy is lapsed.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the Owner and different investment rates of return for the portfolios. The death benefit, Accumulation Value and Cash Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages from individual Policy Years. These values would also be different if any Policy loan or partial withdrawal were made during the period. No representation can be made that these assumed investment rates of return can be achieved for any one year or sustained over any period of time.

-----------------------------------------------------------
FINANCIAL STATEMENTS
-----------------------------------------------------------

UNITED OF OMAHA
LIFE INSURANCE COMPANY
(a WHOLLY-OWNED SUBSIDIARY OF MUTUAL
OF OMAHA INSURANCE COMPANY)


STATUTORY BASIS FINANCIAL STATEMENTS
AND INDEPENDENT AUDITORS' REPORT
DECEMBER 31, 1998, 1997 AND 1996

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
United of Omaha Life Insurance Company
Omaha, Nebraska

We have audited the accompanying statutory basis statements of admitted assets, liabilities, and surplus of United of Omaha Life Insurance Company (a wholly-owned subsidiary of Mutual of Omaha Insurance Company) as of December 31, 1998 and 1997, and the related statutory basis statements of income, changes in surplus, and cash flows for each of the three years in the period ended December 31, 1998. The financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As more fully described in Note 1 to the financial statements, the Company has prepared these financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Those practices differ from generally accepted accounting principles. The effects on the financial statements of the differences between the statutory basis of accounting and generally accepted accounting principles are not reasonably determinable, but are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of United of Omaha Life Insurance Company as of December 31, 1998 and 1997, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1998.

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of United of Omaha Life Insurance Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, on the basis of accounting described in Note 1.




DELOITTE & TOUCHE LLP

March 4, 1999

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS
DECEMBER 31, 1998 AND 1997
(in thousands)
---------------------------------------------------------------------------------------------------


ADMITTED ASSETS                                                                 1998       1997

Cash and invested assets:
  Bonds                                                                     $ 7,253,217 $6,921,762
  Preferred stocks                                                                3,955      3,955
  Common stocks                                                                 104,108     96,599
  Mortgage loans                                                                599,396    587,413
  Real estate occupied by the Company, net of accumulated depreciation
    of $59,319 in 1998 and $55,634 in 1997                                       79,262     82,536
  Real estate acquired in satisfaction of debt, net of
    accumulated depreciation of $180 in 1998 and $2,809 in 1997                   8,049     24,103
  Investment in real estate, net of accumulated depreciation
    of $4,001 in 1998 and $3,836 in 1997                                          2,261      2,426
  Policy loans                                                                  133,474    125,623
  Cash and short-term investments                                               208,351    115,195
  Other invested assets                                                          90,478     75,603
                                                                              ---------  ---------
           Total cash and invested assets                                     8,482,551  8,035,215

Premiums deferred and uncollected                                               112,870    105,487
Investment income due and accrued                                                83,742     81,723
Electronic data processing equipment, net of accumulated depreciation
  of $83,573 in 1998 and $70,130 in 1997                                         40,003     43,989
Receivable from parent, subsidiaries and affiliates                             114,882     36,856
Other assets                                                                     60,210     55,383
Separate accounts assets                                                      1,128,411    927,950
                                                                              ---------  ---------
           Total admitted assets                                            $10,022,669 $9,286,603
                                                                             ==========  =========
LIABILITIES

Policy reserves:
  Aggregate reserve for policies and contracts                              $ 6,115,601 $5,880,532
  Liability for premium and other deposit funds                               1,767,288  1,527,069
  Policy and contract claims                                                     69,436     68,226
  Other                                                                          73,861     75,725
                                                                              ---------  ---------
           Total policy reserves                                              8,026,186  7,551,552

Interest maintenance reserve                                                     28,297     18,902
Asset valuation reserve                                                          99,409     94,144
General expenses and taxes due or accrued                                        28,696     30,843
Federal income taxes due or accrued                                              30,644     17,739
Other liabilities                                                                83,682     77,148
Separate accounts liabilities                                                 1,106,149    908,200
                                                                              ---------  ---------
           Total liabilities                                                  9,403,063  8,698,528
                                                                              ---------  ---------

SURPLUS

Capital stock, $10 par value, 900,000 shares authorized issued and outstanding    9,000      9,000
Gross paid-in and contributed surplus                                            62,724     62,724
Unassigned surplus                                                              547,882    516,351
                                                                              ---------  ---------
           Total surplus                                                        619,606    588,075
                                                                              ---------  ---------
           Total liabilities and surplus                                    $10,022,669 $9,286,603
                                                                             ==========  =========

The accompanying notes are an integral part of these statutory basis financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(in thousands)
----------------------------------------------------------------------------------------------------

                                                                  1998        1997         1996
Income:
  Net premiums and annuity considerations                      $ 1,084,976 $ 1,187,104  $ 1,285,507
  Other considerations and fund deposits                           236,638     293,228      260,508
  Net investment income                                            579,276     587,480      546,634
  Other income                                                      44,798      25,019       20,604
                                                                 ---------   ---------    ---------
           Total income                                          1,945,688   2,092,831    2,113,253
                                                                 ---------   ---------    ---------
Benefits and expenses:
  Policyholder and beneficiary benefits                          1,163,585   1,030,686      890,668
  Increase in reserves for policyholder and beneficiary benefits   262,888     365,393      561,185
  Commissions                                                      118,499     130,343      126,692
  Operating expenses                                               225,067     203,684      175,723
  Expense realignment costs                                              -       4,442        9,099
  Net transfers to separate accounts                                87,759     278,480      277,638
                                                                 ---------   ---------    ---------
           Total benefits and expenses                           1,857,798   2,013,028    2,041,005
                                                                 ---------   ---------    ---------
           Net gain from operations before federal income taxes and
             net realized capital gains                             87,890      79,803       72,248

Federal income taxes                                                47,032      37,918       41,101
                                                                 ---------   ---------    ---------

           Net gain from operations before net
            realized capital gains                                  40,858      41,885       31,147

Net realized capital gains                                           8,692      51,537       23,461
                                                                 ---------   ---------    ---------
           Net income                                             $ 49,550    $ 93,422     $ 54,608
                                                                 =========   =========    =========

The accompanying notes are an integral part of these statutory basis financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF CHANGES IN SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(in thousands)
--------------------------------------------------------------------------------------------------

                                                                 1998        1997        1996
Capital stock:
  Balance at beginning and end of year                           $ 9,000     $ 9,000     $ 9,000
                                                                  ------      ------      ------
Gross paid-in and contributed surplus:
  Balance at beginning of year                                    62,724      62,724      62,724
                                                                  ------      ------      ------
Unassigned surplus:
  Balance at beginning of year                                   516,351     463,096     440,889
  Net income                                                      49,550      93,422      54,608
  Change in net unrealized capital gains and losses               (1,876)    (45,543)    (23,064)
  (Increase) decrease in:
    Non-admitted assets                                            3,154     (15,448)      2,561
    Asset valuation reserve                                       (5,265)     20,352      (8,150)
  Additional pension plan contribution                            (9,732)          -      (3,599)
  Change in group pension reserve valuation basis                      -      17,437           -
  Adoption of actuarial guidelines                                     -     (17,235)          -
  Surplus contributed to separate account                              -     (20,000)          -
  Change in surplus in separate account                                -      20,000           -
  Other, net                                                      (4,300)        270        (149)
                                                                  ------      ------      ------
  Balance at end of year                                         547,882     516,351     463,096
                                                                 -------     -------     -------
           Total surplus                                       $ 619,606   $ 588,075   $ 534,820
                                                                 =======     =======     =======

The accompanying notes are an integral part of these statutory basis financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(in thousands)
----------------------------------------------------------------------------------------------------

                                                                  1998        1997         1996
Cash from operations:
  Premiums, annuity considerations and other fund deposits     $ 1,318,298 $ 1,467,305  $ 1,539,502
  Net investment income                                            568,917     572,888      537,288
  Other income                                                      38,789      24,599       20,642
  Benefits                                                      (1,167,244) (1,015,334)    (888,661)
  Commissions and general expenses                                (364,713)   (358,217)    (314,100)
  Federal income taxes                                              (6,096)    (50,033)     (42,235)
  Net transfers to separate accounts                               (88,584)   (291,034)    (292,935)
                                                                   -------     -------      -------
           Net cash from operations                                299,367     350,174      559,501
                                                                   -------     -------      ------
Cash from investments:
  Proceeds from investments sold, redeemed or matured:
    Bonds                                                        1,193,524   1,061,409      992,065
    Mortgage loans                                                 146,104     335,103      132,406
    Stocks                                                           9,347     143,363       52,062
    Real estate                                                     26,750      37,927       18,601
    Other invested assets                                           25,276      40,376       32,150
  Tax on capital gains                                             (34,197)    (15,797)      (9,665)
  Cost of investments acquired:
    Bonds                                                       (1,502,417) (1,774,643)  (1,818,632)
    Mortgage loans                                                (152,355)    (19,863)     (22,607)
    Stocks                                                          (8,358)    (23,479)     (25,848)
    Other invested assets                                          (38,745)    (27,564)     (53,150)
    Real estate                                                     (7,991)     (3,083)      (4,205)
  Net increase in policy loans                                      (7,849)     (7,474)      (6,815)
                                                                   -------     -------      ------
           Net cash from investments                              (350,911)   (253,725)    (713,638)
                                                                   -------     -------      ------
Cash from financing and other sources:
  Decrease (increase) in receivable from parent,
    subsidiaries and affiliates                                    (78,026)    (28,781)      20,009
  Increase (decrease) in other nonqualified deposits               213,068     (49,216)      70,102
  Other cash provided                                               18,349      18,881       12,512
  Other cash used                                                   (8,691)    (39,640)      (6,984)
                                                                   -------     -------      ------
           Net cash from financing and other sources               144,700     (98,756)      95,639
                                                                   -------     -------      ------
Net change in cash and short-term investments                       93,156      (2,307)     (58,498)

Cash and short-term investments:
  Beginning of year                                                115,195     117,502      176,000
                                                                   -------     -------      ------
  End of year                                                    $ 208,351   $ 115,195    $ 117,502
                                                                   =======     =======      ======

The accompanying notes are an integral part of these statutory basis financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)


NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(dollar amounts in thousands)
--------------------------------------------------------------------------------


1.   NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Nature of Operations - United of Omaha Life Insurance Company (the Company) is a wholly-owned subsidiary of Mutual of Omaha Insurance Company (Mutual of Omaha), a mutual health and accident and life insurance company domiciled in the State of Nebraska. At December 31, 1998, the Company owned 100% of the outstanding common stock of the following entities: Companion Life Insurance Company (Companion), United World Life Insurance Company (United World), Mutual of Omaha Structured Settlement Company-Nebraska (MOSSCO-NE), Mutual of Omaha Structured Settlement Company-Connecticut (MOSSCO-CT), and Mutual of Omaha Structured Settlement Company of New York, Inc. (MOSSCO-NY). The Company has insurance licenses to operate in 49 states, the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Individual life insurance and annuity products are sold through a network of career agents, direct mail, brokers, financial planners and banks. Group business is produced by representatives located in Mutual of Omaha group offices throughout the country.

     Basis of Presentation - The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Prescribed statutory accounting practices are contained in a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices which may not necessarily be prescribed but are not prohibited.

     The accompanying statutory financial statements vary in some respects from those that would be presented in conformity with generally accepted accounting principles. The most significant differences include: (a) bonds are generally carried at amortized cost rather than being valued at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities; (b) acquisition costs, such as commissions and other costs related to acquiring new business, are charged to operations as incurred and not deferred, whereas premiums are taken into income on a pro rata basis over the respective term of the policies; (c) deferred federal income taxes are not provided for temporary differences between tax and financial reporting; (d) no provision has been made for federal income taxes on unrealized appreciation of investments which are carried at market value; (e) asset valuation reserves (AVR) and interest maintenance reserves (IMR) are established; (f) different actuarial assumptions are used for calculating certain policy reserves; (g) changes in certain assets designated as "non-admitted" have been charged to unassigned surplus; (h) comprehensive income and its components are not presented in the financial statements; and (i) the change in the underlying book value of wholly-owned subsidiaries is reported as a change in net unrealized capital gains (losses), a component of unassigned surplus, rather than as a component of the Company's net income. The effects of the foregoing differences on the accompanying statutory financial statements are not reasonably determinable but are presumed to be material.

     Use of Estimates - The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

     Investments - Bonds are generally stated at amortized cost. Premiums and discounts on bonds not backed by other loans are amortized using the scientific method. Premiums and discounts on loan-backed bonds and structured securities are amortized using the interest method based on anticipated prepayments at the date of purchase. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Preferred stocks are stated at cost. Common stocks of unaffiliated companies are stated at estimated fair value and stocks of affiliated companies (principally insurance companies) are valued at the Company's equity in the underlying book value. The change in the stated value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus, ignoring the effect of income taxes.

     Mortgage loans and policy loans are stated at the aggregate unpaid balance. In accordance with statutory accounting practices, the Company records a general reserve for losses on mortgage loans as part of the asset valuation reserve.

     The home office properties, investment real estate, and electronic data processing equipment are valued at cost, less accumulated depreciation. Property acquired in satisfaction of debt is initially valued at the lower of cost or estimated fair value. Depreciation is provided on the straight-line basis over the estimated useful lives of the related assets.

     Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at cost which approximates market.

     Investment income is recorded when earned. Realized gains and losses on sale or maturity of investments are determined on the specific identification basis. Any portion of invested assets designated as "non-admitted" is excluded from the statutory basis statements of admitted assets, liabilities and surplus.

     Asset Valuation and Interest Maintenance Reserves - The Company establishes certain reserves as promulgated by the NAIC. The AVR is established for the specific risk characteristics of invested assets of the Company. The IMR is established for the realized gains and losses on the redemption of fixed income securities resulting from changes in interest rates, net of tax. Gains and losses pertaining to the IMR are subsequently amortized into investment income over the expected remaining period to maturity of the investments sold or called.

     Policy Reserves - Policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for life policies are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates (2.5% to 6%) and mortality (American Experience, 1941 CSO, 1958 CSO, 1960 CSG and 1980 CSO tables) as prescribed by regulatory authorities. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.5% to 12.75%. Policy and contract claim liabilities include provisions for reported claims and estimates for claims incurred but not reported. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

     During 1997, the Company adopted two actuarial guidelines. The total impact of the adoption of these guidelines was a $17,235 decrease in unassigned surplus. The Company also recorded a reduction in group pension reserves based on a change in the calculation of these reserves. The impact of this change was a $17,437 increase in unassigned surplus.

     Premiums and Related Commissions - Premiums are recognized as income over the premium paying period of the policies. Commissions and other expenses related to the acquisition of policies are charged to operations as incurred.

     Federal Income Taxes - The Company files a consolidated federal income tax return with its parent and other eligible subsidiaries. The method of allocating taxes among the companies is subject to a written agreement approved by the Board of Directors. Each company's provision for federal income taxes is based on a separate return calculation with each company recognizing tax benefits of net operating loss carryforwards and tax credits on a separate return basis.

     The provision for federal income taxes is based on income which is currently taxable. Deferred federal income taxes are not provided for temporary differences between income tax and statutory reporting. The Company recognizes the benefits of net operating loss, foreign tax and general business credit carryforwards when realized.

     Non-Admitted Assets - Certain assets designated as "non-admitted", principally receivables greater than ninety days due and office furniture and equipment, are excluded from the statutory basis statements of admitted assets, liabilities, and surplus. The net change in such assets is charged or credited to unassigned surplus.

     Fair  Values  of  Financial   Instruments  -  The  following   methods  and
     assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

       Cash, Short-Term Investments and Other Invested Assets - The carrying amounts for these instruments approximate their fair values.

       Bonds - The fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

       Unaffiliated Common Stocks - The fair values for unaffiliated common stocks are based on quoted market prices.

       Affiliated Common Stock - The fair values of affiliated common stocks are based on the Company's equity in the underlying book value.

       Preferred Stocks - The fair values for preferred stocks are based on quoted market prices.

       Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments.

       Policy Loans - The Company does not believe an estimate of the fair value of policy loans can be made without incurring excessive cost. Policy loans have no stated maturities and are usually repaid by reductions to benefits and surrenders. Because of the numerous assumptions which would have to be made to estimate fair value, the Company believes that such information would not be meaningful.

       Investment Contracts - The fair values for liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, which are based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

       Derivatives - The fair value of interest-rate swaps, foreign currency swaps and interest-rate caps represents the amount at which the contracts could be settled based upon estimates obtained from issuing brokers. The fair value of equity-linked notes represents the appreciation of the underlying debt security based upon the accumulative return of the designated index.

     Derivatives - The Company invests in certain derivative financial instruments to reduce exposure to interest-rate and foreign-currency risks associated with assets held or liabilities incurred. Derivative financial instruments utilized by the Company include interest-rate swaps, interest-rate caps, foreign-currency swaps and equity-linked notes. The Company does not engage in trading of these instruments.

     Interest-rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amount. Net settlement amounts are reported as adjustments to net investment income on an accrual basis over the life of the swap agreement. Gains and losses resulting from early termination of interest-rate swaps used for hedging are deferred and amortized over the remaining period originally covered by the swap. The Company enters into interest-rate swap agreements to manage interest-rate exposure. The primary purpose for the interest-rate swap agreements is to modify the interest-rate sensitivities of certain investments so that they are highly correlated with the interest-rate sensitivities of certain insurance liabilities.

     Interest-rate caps represent a right to receive the excess of a referenced interest rate over a given rate in exchange for the payment of a premium. Premiums are amortized and recorded as an adjustment to net investment income over the life of the investment using the effective interest method. The Company uses interest-rate caps to more effectively manage interest-rate risk associated with single premium deferred annuity contracts. This allows the Company to limit the risk associated with an increase in interest rates.

     Foreign-currency swaps are stated at market value. The differences between the amounts paid or received on foreign-currency swaps are reflected in the statutory basis statements of income. The change in estimated fair value is recorded as a change in net unrealized gains (losses). The Company has purchased corporate bonds in the foreign bond markets. These bonds are typically issued by U.S. corporations and denominated in a variety of currencies. These bonds, on occasion, are available for purchase in the secondary market at attractive yields. The Company enters into currency swaps simultaneously with its foreign-currency bond purchases so that all future foreign currency-denominated interest and principal payments on such bonds are swapped with high quality counterparties at the time of purchase for known amounts of U.S. dollars.

     Equity-linked notes are stated at amortized cost. These instruments pay interest based on a very modest (or no) semi-annual or annual coupon rate and pay at maturity all principal plus "contingent" interest based on a coupon rate equal to the percentage increase in a designated index. If the index has declined over the term of the note, no contingent interest is payable, but at maturity all principal would nevertheless be payable. The designated index is typically linked to the performance of a known stock index or basket of indices. Interest income is accrued at the coupon rate while "contingent" interest is recognized upon maturity. The Company uses equity-linked notes to more cost effectively diversify its exposure to equity markets and as an asset replication instrument to match the liabilities of certain group annuity contracts where the customer seeks equity market participation. Equity-linked notes help reduce the Company's exposure to fluctuations in equity instruments by linking a substantial portion of their expected total return to certain market indices while preserving the invested principal.

     Separate Accounts - The assets of the separate accounts shown in the statutory basis statements of admitted assets, liabilities, and surplus are carried at fair value and consist primarily of common stocks, mutual funds and commercial paper held by the Company for the benefit of certificate holders under specific individual and group annuity contracts. Benefits paid to separate account certificate holders are reflected in the statutory basis statements of income, but are offset by transfers from the separate accounts. Deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the statutory basis statements of income. Mortality, policy administration and surrender charges to all separate accounts are included in revenue.

     Reclassifications - Certain reclassifications have been made to the prior year amounts to conform with current year presentation with no changes to unassigned surplus or net income.

2.   INVESTMENTS

     The cost or amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of the Company's investment securities were as follows:

                                             Cost or       Gross      Gross     Estimated
                                            Amortized   Unrealized  Unrealized    Fair
                                              Cost         Gains     Losses       Value
At December 31, 1998:
  U.S. Government                              $ 30,199     $ 2,300      $ 63      $ 32,436
  Political subdivisions                         10,549         302         -        10,851
  Mortgage-backed securities                    380,824      15,037     2,221       393,640
  Special revenue                                52,399       3,220         -        55,619
  Public utilities                              419,753      21,077     1,270       439,560
  Industrial and miscellaneous                4,984,347     186,244    28,243     5,142,348
  Collateralized mortgage obligations         1,370,460      38,428     3,698     1,405,190
  Credit-tenant loans                           219,091      20,303       180       239,214
                                              ---------     -------    ------     ---------
           Total                            $ 7,467,622   $ 286,911  $ 35,675   $ 7,718,858
                                              =========     =======    ======     =========
  Bonds                                     $ 7,253,217
  Short-term investments                       214,405
                                              ---------
                                           $ 7,467,622
                                             =========
  Preferred stocks                             $ 3,955     $ 2,036       $ -       $ 5,991
                                              =========     =======    ======     =========
  Common stocks:
    Affiliated                                 $ 66,086    $ 24,184       $ -      $ 90,270
    Unaffiliated                                   165      13,723        50        13,838
                                              ---------     -------    ------     ---------
                                              $ 66,251    $ 37,907      $ 50     $ 104,108
                                              =========     =======    ======     =========


                                             Cost or       Gross      Gross     Estimated
                                            Amortized   Unrealized  Unrealized    Fair
                                              Cost         Gains     Losses       Value
At December 31, 1997:
  U.S. Governments                             $ 58,738     $ 1,010      $ 43      $ 59,705
  States, territories and possessions               130           3         -           133
  Political subdivisions                         11,068         118         1        11,185
  Mortgage-backed securities                    281,614       7,452       258       288,808
  Special revenue                                60,518       3,453         4        63,967
  Public utilities                              428,968      25,627       151       454,444
  Industrial and miscellaneous                4,392,543     161,013    26,560     4,526,996
  Collateralized mortgage obligations         1,563,787      48,341     4,982     1,607,146
  Credit-tenant loans                          248,796      17,543       359       265,980
                                               --------     -------      ----      -------

           Total                           $ 7,046,162   $ 264,560  $ 32,358   $ 7,278,364
                                           ============  ========== =========  ===========

  Bonds                                     $ 6,921,762
  Short-term investments                       124,400
                                               -------

                                           $ 7,046,162

  Preferred stocks                             $ 3,955     $ 1,937       $ -       $ 5,892
                                               ========    ========      ====      =======

  Common stocks:
    Affiliated                                 $ 66,086    $ 14,609       $ -      $ 80,695
    Unaffiliated                                   435      15,546        77        15,904
                                                   ----     -------       ---       ------

                                              $ 66,521    $ 30,155      $ 77      $ 96,599
                                              =========   =========     =====     ========

     The amortized cost and estimated fair value of debt securities at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                        Amortized      Estimated
                                                          Cost       Fair Value

Due in one year or less                                  $ 464,039     $ 465,511
Due after one year through five years                    1,541,941     1,570,052
Due after five years through ten years                   1,420,471     1,474,675
Due after ten years                                      2,289,887     2,409,791
                                                         ---------     ---------
                                                         5,716,338     5,920,029
Collateralized mortgage obligations and
   mortgage backed securities                            1,751,284     1,798,829
                                                         ---------     ---------
                                                        $7,467,622    $7,718,858
                                                         =========     =========

     The sources of net investment income were as follows:

                                             1998         1997         1996

Bonds                                        $515,152     $501,101     $439,884
Preferred stocks                                  299          399          399
Common stocks                                     146          449        1,789
Mortgage loans                                 52,305       70,469       87,035
Real estate                                    19,833       25,531       29,860
Policy loans                                    7,324        7,454        6,855
Short-term investments                          4,962        4,658        7,339
Other                                          (1,970)      (1,239)      (2,732)
                                              -------      -------      -------
                                              598,051      608,822      570,429
Investment expense                            (22,067)     (25,194)     (28,270)
Amortization of interest maintenance reserve    3,292        3,852        4,475
                                              -------      -------      -------
                                             $579,276     $587,480     $546,634
                                              =======      =======      ========

     Gross realized gains and losses from investment securities consist of the following:

                                                               Net
                                       Gross      Gross     Realized
                                     Realized    Realized     Gains
                                       Gains      Losses    (Losses)
Year ended December 31, 1998:
  Bonds                                $ 13,939      $ 240    $  13,699
  Common stocks                             376         55          321
  Mortgage loans                          5,819        181        5,638
  Real estate                             4,248        697        3,551
  Other                                   9,711         77        9,634
                                        -------      -----      -------
                                       $ 34,093    $ 1,250       32,843
                                        =======      =====
  Capital gains tax                                             (11,465)
  Transfer to IMR                                               (12,686)
                                                                 ------
  Net realized capital gains                                   $ 8,692
                                                                 ======

                                                                  Net
                                        Gross        Gross     Realized
                                       Realized    Realized      Gains
                                        Gains       Losses     (Losses)
Year ended December 31, 1997:
  Bonds                                   $ 8,304     $ 5,237      $ 3,067
  Common stocks                            64,382       4,130       60,252
  Mortgage loans                            1,520       5,318       (3,798)
  Real estate                               2,800       5,109       (2,309)
  Derivative instruments                        8       8,911       (8,903)
  Other                                    24,572          48       24,524
                                          -------      ------       ------
                                         $101,586     $28,753       72,833
                                          =======      ======      =======
  Capital gains tax                                                (25,412)
  Transfer to IMR                                                    4,116
                                                                    ------
  Net realized capital gains                                       $51,537
                                                                    ======
Year ended December 31, 1996:
  Bonds                                   $ 9,290     $ 1,489      $ 7,801
  Common stocks                            41,198         351       40,847
  Mortgage loans                              660       7,618      (6,958)
  Real estate                               2,690       2,949        (259)
  Other                                     3,830          34        3,796
                                          -------      ------       ------
                                         $ 57,668     $12,441       45,227
                                           ======      ======
  Capital gains tax                                                (15,798)
  Transfer to IMR                                                   (5,968)
                                                                   -------
  Net realized capital gains                                       $23,461
                                                                    ======

     Proceeds from the sale of bonds were $141,015, $265,701 and $197,362 during 1998, 1997 and 1996, respectively.

     The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rates for mortgage loans during 1998 ranged from 6.4% to 9.6%. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75%. The estimated fair value of the mortgage loan portfolio was $645,962 and $625,176 at December 31, 1998 and 1997, respectively.

     The Company's mortgage loans finance various types of commercial properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 1998 and 1997 were as follows:

                                    1998         1997

Texas                               $ 43,616     $ 21,146
California                            39,923       51,109
Alabama                               34,493       13,020
Nebraska                              34,079       34,435
Louisiana                             31,037       22,036
Washington                            25,053       31,426
All other states                     391,195      414,241
                                     -------      -------
                                    $599,396     $587,413
                                     =======      =======

     There were no non-performing or restructured mortgage loans at December 31, 1998. At December 31, 1997, the Company held non-performing loans of $7,146. There were no restructured mortgage loans at December 31, 1997.

     Securities with an amortized cost of $5,493 and $5,469 were on deposit with government agencies at December 31, 1998 and 1997, respectively, as required by law in various jurisdictions in which the Company conducts business.

     The Company has a securities lending program whereby securities are loaned to third parties, primarily major brokerage firms. Company policy requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. The collateral is recorded in memorandum records and is not reflected in the accompanying statutory basis statements of admitted assets, liabilities and surplus. To further minimize the credit risks related to this lending program, the Company regularly monitors the financial condition of counterparties to these agreements and also receives an indemnification from the financial intermediary who structures the transactions.

     The Company has commitments to fund bond investments of approximately $45,372 and $60,900 as of December 31, 1998 and 1997, respectively. The Company also has commitments to fund mortgage loans of approximately $21,231 and $1,900 as of December 31, 1998 and 1997, respectively. These commitments are legally binding and have fixed expiration dates or other termination clauses that may require a payment of a fee. In the event that the financial condition of a borrower deteriorates materially, the commitment may be terminated. Since some of the commitments may expire or terminate, the total commitments do not necessarily represent future liquidity requirements.

3.   DERIVATIVE FINANCIAL INSTRUMENTS

     The  following  table   summarizes  the  Company's   derivative   financial
     instruments. Notional amounts are used on certain instruments to express the volume of these transactions, but do not represent the much smaller amounts potentially subject to credit risk.

                                                  Estimated
                              Notional  Statement    Fair     Year(s) of   Interest  Rate
                               Amount     Value     Value      Maturity     Paid    Received
At December 31, 1998:
  Interest-rate swaps         $202,500       $ -    $ (9,713)2002 - 2003   6.97 %   6.50 %
                              =========      ====   =========

  Interest-rate caps          $600,000   $ 2,924      $ 633  2000 - 2003        -        -
                              =========  ========     ======

  Equity-linked notes         $101,000   $ 3,541   $ 62,671  2001 - 2016        -        -
                              =========  ========  =========


At December 31, 1997:
  Interest-rate swaps         $202,500       $ -    $ (5,399)2002 - 2003   6.97 %   6.50 %
                              =========      ====   =========

  Interest-rate caps          $470,000   $ 3,269       $ 14  2000 - 2002        -        -
                              =========  ========      =====

  Foreign currency swaps       $ 6,500     $ (268)    $ (268)    1998           -        -
                               ========    ========   ========

  Equity-linked notes         $101,000   $ 4,721   $ 41,226  2001 - 2016        -        -
                              =========  ========  =========

     These derivative financial instruments involve, to varying degrees, elements of credit and market risk which are not recognized in the statutory basis statements of admitted assets, liabilities and surplus. Credit risk is defined as the possibility that a loss may occur from the failure of another party to perform in accordance with the terms of the contract which exceeds the value of existing collateral, if any. Market risk is the possibility that future changes in market conditions may make the derivative financial instrument less valuable. The Company evaluates the risk associated with derivatives in much the same way as the risks with on-balance sheet financial instruments. The derivative's risk of credit loss is generally a small fraction of the notional value of the instrument and is represented by the fair value of the derivative financial instrument. The Company attempts to limit its credit risk by dealing with creditworthy counterparties and obtaining collateral where appropriate.

     The Company has considerable experience in evaluating and managing credit risk. Each issuer or counterparty is extensively reviewed to evaluate its financial stability before entering into each agreement and throughout the period that the financial instrument is owned.

     During 1997, the Company terminated two interest-rate swap transactions with a combined notional amount of $200,000 at a cost of approximately $8,900. This amount was charged to IMR in accordance with statutory accounting practices. These swaps were replaced with four other interest-rate swap agreements with a combined notional amount of $200,000. Terms of the new interest-rate swaps allow for more frequent repricing of the variable rate paid by the Company thereby reducing its exposure.

4.   FEDERAL INCOME TAXES

     The provision for federal income taxes reflects an effective income tax rate which differs from the prevailing federal income tax rate primarily as a result of income and expense recognition differences between statutory and income tax reporting. The major differences include capitalization and amortization of certain policy acquisition amounts for tax purposes, different methods for determining statutory and tax insurance reserves, timing of the recognition of market discounts on bonds and certain accrued expenses, and the acceleration of depreciation for tax purposes.

     The  Company's  tax  returns  have been  examined by the  Internal  Revenue
     Service (IRS) through 1992. The Company is currently contesting certain adjustments proposed by the IRS for tax years 1990 through 1992. The tax returns for 1993 through 1995 are currently under examination. Management believes the results of these examinations will have no material impact on the Company's statutory financial statements.

     Under federal income tax law in effect prior to 1984, the Company accumulated approximately $31,615 of deferred taxable income which could become subject to income taxes in the future under certain conditions. Management believes the chance that those conditions will exist is not likely.

5.   RETIREMENT BENEFITS

     The Company participates with affiliated companies in a noncontributory defined benefit plan covering all United States employees meeting certain minimum requirements. Mutual of Omaha and certain subsidiaries
     (collectively referred to as the Companies) generally make annual contributions to the plan in an amount between the minimum ERISA required contribution and the maximum tax deductible contribution. Funds for the plan are held in the general and separate accounts of the Company under the terms of a group annuity contract and in domestic equity and international common stock funds.

     Information regarding accrued benefits and net assets has not been determined on an individual company basis. The Company's allocation of salary expense was approximately 28% and 30% of the total Companies' salary expense in 1998 and 1997, respectively, and approximately 28% in 1996. The Companies expensed contributions of $10,254, $7,972 and $12,152 in 1998, 1997 and 1996, respectively. During 1996, the Companies changed mortality tables from 1971 group annuity mortality table to the 1983 group annuity mortality table. As a result of the table change, the actuarial present value of accrued benefits as of January 1, 1996, increased by $21,637. The Companies made an additional contribution of $21,637 and recorded it net of federal income taxes of $7,573 as a direct charge to surplus. In 1998, the Companies changed the plan's assumed annual investment return and in order to improve the funding status of the plan, increased the amount that will be contributed for 1998. At December 31, 1998, the Companies recorded a direct charge to surplus of $37,541, which represents an additional contribution of $57,815, net of tax. The Company's share of this contribution was $9,732, net of tax.

     The plan was amended effective January 1, 1997 to include a Postretirement Medical 401(h) Account for the funding of certain postretirement medical benefits provided by the Companies. In 1998 and 1997, Mutual of Omaha and the Company contributed approximately $2,700 and $2,600, respectively, to this account.

     A comparison of accrued benefits and net assets for the entire plan as of January 1, 1998 and 1997 follows:

                                                          1998         1997
Actuarial present value of accrued benefits:
  Vested                                                  $442,595     $380,495
  Nonvested                                                  3,302        2,204
                                                          --------     --------
                                                          $445,897     $382,699
                                                           =======      =======
Net assets available for benefits                         $389,956     $369,871
                                                           =======      =======
Assumptions:
  Annual investment return                               8.00 %       9.00 %
  Mortality table                                       1983 GAM     1983 GAM
  Discount rate                                          6.73 %       7.37 %

     The Companies also provide the Mutual of Omaha 401(k) Long-Term Savings Plan covering all United States employees who have completed one year of service and have reached their 21st birthday. Participants may elect to contribute 1% to 16% of their salary annually subject to plan and IRS limitations.  The  Companies  match  at  least  25% of the  first 6% of the contributions made by each participant. The Companies match up to an additional 75% of the first 6% of the contributions made by each participant if certain company-wide performance measures are met. Contributions expensed by the Companies were $3,054, $8,428 and $5,600 in 1998, 1997 and 1996, respectively.

     The Companies provide certain postretirement medical and life insurance benefits. The Companies subsidize these benefits with certain limitations to retirees and eligible employee groups. Employees retiring on or before December 31, 1997, were eligible for the full subsidy if they were at least age 55 with at least 10 years of service and 10 years of continuous coverage under one of the Companies' health plans. Employees retiring after December 31, 1997, must be at least age 60 with at least 15 years of service and 15 years of continuous coverage under one of the Companies' health plans, prior to retirement, to be eligible for a subsidy. Employees hired on or after January 1, 1995, are not eligible for a subsidy. The cost of these postretirement benefits is allocated to the Companies in accordance with an intercompany cost-sharing agreement. The Companies use the accrual method of accounting for postretirement benefits and elected to amortize the original transition obligation over 20 years. During the year ended December 31, 1997, liabilities of $6,418 that were previously recorded by the Company for postretirement benefits, were paid to Mutual of Omaha.

     The following table compares the accumulated benefit obligation and the accrued liability for the Companies' postretirement benefits at December 31, 1998 and 1997:

                                                           1998        1997

Accumulated postretirement benefits obligation:
    Fully eligible actives                                  $ 4,905     $ 9,695
    Retirees                                                 83,322      76,208
                                                             ------      ------
                                                             88,227      85,903
Plan assets in Postretirement Medical 401(h) Account         (5,642)     (2,713)
Unrecognized transition obligation                          (56,257)    (60,275)
Unrecognized gain                                             7,555       9,460
                                                             ------      ------
           Total accrued postretirement benefit liability   $33,883    $ 32,375
                                                             ======      ======
Assumptions:
  Discount rate                                            7.00 %      7.25 %
  Health care cost trend rate:
    First year                                             5.00 %      5.00 %

     The Companies' net periodic postretirement benefit costs include the following components:


                                            1998       1997        1996

Eligibility costs                            $ -     $ 1,598     $ 1,385
Interest costs                             6,118       5,986       5,909
Deferral of gain on plan assets               36          55           -
Amortization of transition obligation      4,018       4,018       4,018
Amortization of gain                         (99)          -           -
Return on assets                            (220)        (55)         -
                                           -----      ------      ------
           Total benefit costs            $9,853     $11,602     $11,312
                                           =====      ======      ======

     The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rate by one percentage point in each year would increase the Companies' accumulated postretirement benefits obligation as of December 31, 1998, by approximately $6,200 and the estimated eligibility and interest cost components of the net periodic postretirement benefit costs for 1998 by approximately $800.

     The Company has deferred compensation plans for certain officers and key employees. The plans were adopted upon approval by the board of directors.

6.   RELATED PARTY TRANSACTIONS

     The home office properties are occupied jointly by the Company, Mutual of Omaha and certain affiliates. Because of this relationship, the Companies incur joint operating expenses subject to allocation. Management believes the method of allocating such expenses is fair and reasonable.

     The Company received management and administrative service fees from MOSSCO-CT of $5 for the year ended December 31, 1998 and $106 from MOSSCO-NY and MOSS-CT for the year ended December 31, 1997 and $349 from MOSSCO-NE, MOSSCO-NY and MOSSCO-CT for the year ended December 31, 1996.

     The  Company  paid  $410,  $427  and  $444  during  1998,  1997  and  1996, respectively, to Kirkpatrick, Pettis, Smith, Polian, Inc., an affiliate, for equity investment management services. In addition, the Company paid assignment fees of $8 to MOSSCO-CT for the year ended December 31, 1998 and $165 to MOSSCO-NY and MOSSCO-CT for the year ended December 31, 1997 and $439 to MOSSCO-NE, MOSSCO-NY and MOSSCO-CT for the year ended December 31, 1996.

     On January 2, 1996, the Company sold 7,580 shares of First National of Nebraska, Inc. common stock to Mutual of Omaha for $27,667. The share price was determined by the stock's publicly traded market value at the date of the transaction. The Company recognized a realized gain of $27,632 and related federal income taxes were $9,671.

     Under the terms of a reinsurance treaty effected June 1, 1955, all health and accident insurance written by the Company is ceded to Mutual of Omaha. The operating results of certain lines of group health and accident and life insurance are shared equally by the Company and Mutual of Omaha. The amounts ceded were as follows:

                                                             1998      1997

Aggregate reserve for policies and contracts                $ 84,042   $92,276
                                                             =======    ======
Policy and contract claims                                  $100,213   $92,555
                                                             =======    ======

                                                  1998      1997       1996

Premium considerations                           $387,139  $378,854   $368,126
                                                  =======   =======    =======
Policyholder and beneficiary benefits            $337,101  $286,033   $273,576
                                                  =======   =======    =======
Group reinsurance settlement expense (included
  in operating expenses)                         $ 18,777  $ 10,405    $ 2,818
                                                  =======   =======    =======

     The Company also assumes group and individual life insurance from Companion. The Company entered into a coinsurance treaty with Companion relating to bank annuity business in which Companion cedes 90% of the 1998 and 75% of the 1997 related premiums to the Company and the Company pays 90% and 75% of the related benefits, in 1998 and 1997, respectively. The total amounts assumed by the Company relating to the treaties with Companion were as follows:

                                                          1998        1997

Aggregate reserve for policies and contracts              $47,634     $30,498
                                                          ========    =======

Policy and contract claims                                $ 2,917     $ 2,370
                                                          ========    =======


     The amounts ceded by the Company and included in the statutory statements of income were as follows:
                                          1998        1997        1996

Premium considerations                    $19,790     $31,343     $2,668
                                          ========    ========    ======

Policyholder and beneficiary benefits     $ 5,507     $ 3,151     $2,390
                                          ========    ========    ======

7.   REINSURANCE

     In the normal course of business, the Company assumes and cedes insurance business. The ceding of insurance business does not discharge an insurer from its primary legal liability to a policyholder. The Company remains liable to the extent that a reinsurer is unable to meet its obligations.

     The reconciliation of total premiums to net premiums is as follows:

                                 1998           1997          1996

Direct                          $1,460,516     $1,541,127    $1,641,295
Assumed:
  Affiliated                        19,790         31,344         2,668
  Nonaffiliates                     26,438         23,548        23,913
Ceded:
  Affiliated                      (387,139)      (378,854)     (367,598)
  Nonaffiliated                    (34,629)       (30,061)      (14,771)
                                  ---------      ---------     --------

           Net                  $1,084,976     $1,187,104    $1,285,507
                                ===========    ===========   ==========

8.   CREDIT ARRANGEMENTS

     The Company and Mutual of Omaha are authorized by their Boards of Directors to borrow a maximum of $75,000 on a joint basis under certain lines of credit. At December 31, 1998, the Company had no outstanding borrowings against its uncommitted, uncollateralized revolving lines of credit. Interest rates applicable to borrowings under these lines of credit are negotiated with the lender at the time of borrowing.

9.   COMMITMENTS AND CONTINGENCIES

     Various lawsuits have arisen in the ordinary course of the Company's business. The Company believes that its defenses are meritorious and the eventual outcome of those lawsuits will not have a material effect on the Company's financial position.

     Leases - The Company leases certain property to house Home Office operations in Omaha, Nebraska, from its parent, Mutual of Omaha. The current lease expires December 31, 2035.

     The Company and Mutual of Omaha rent office space, equipment and computer software under noncancellable operating leases. Future required minimum rental payments under those leases as of December 31, 1998 were approximately:

     1999                                         $17,080,000
     2000                                          14,168,000
     2001                                           8,550,000
     2002                                           4,948,000
     2003                                           2,392,000
     Thereafter                                     2,291,000
                                                   ----------
           Total                                  $49,429,000

0.  DEPOSIT FUNDS

     The estimated fair value and statement value of guaranteed investment and select maturity contracts were:

                                            1998          1997

Estimated fair value                      $1,346,065    $1,118,746
                                          ===========   ==========

Statement value                           $1,353,266    $1,119,540
                                          ===========   ==========

     The fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest-rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

     At December 31, 1998 and 1997, the Company held annuity reserves and deposit fund liabilities of $1,877,117 and $1,256,277, respectively, that were subject to discretionary withdrawal at book value with a surrender charge of less than 5%.

11.  STOCKHOLDER DIVIDENDS

     Regulatory restrictions limit the amount of dividends available for distribution without prior approval of regulatory authorities. The maximum amount of dividends which can be paid to the stockholder without prior approval of the Director of Insurance of the State of Nebraska is the greater of 10% of the insurer's surplus as of the previous December 31 or net gain from operations for the previous twelve month period ending December 31. Based upon these restrictions, the Company is permitted a maximum dividend distribution of $61,061 in 1999.

12.  BUSINESS RISKS

     The Company is subject to regulation by state insurance departments and undergoes periodic examinations by those departments. The following is a description of the most significant risks facing life and health insurers and how the Company manages those risks:

       Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will occur and create additional costs or expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and by diversifying its products.

       Credit Risk is the risk that issuers of securities owned by the Company will default, or that other parties, including reinsurers which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy and by maintaining sound reinsurance, credit and collection policies.

       Interest-Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. The Company mitigates this risk by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company may have to sell assets prior to maturity and recognize a gain or loss.

13.  EXPENSE REALIGNMENT COSTS

     In March 1996, the Companies announced the elimination of approximately 1,000 positions as a part of the initiative to reduce operating costs 15% by the end of 1997. The Company incurred approximately $4,442 and $9,099 of severance and related costs, consulting fees and other one-time costs associated with expense realignment activities during 1997 and 1996, respectively.

14.  CODIFICATION OF STATUTORY ACCOUNTING PRINCIPLES

     In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. During 1999, the State of Nebraska adopted the Codification. The Company has not finalized the quantification of the effects of Codification on its statutory financial statements.

UNITED OF OMAHA
SEPARATE ACCOUNT B

FINANCIAL STATEMENTS AND INDEPENDENT AUDITORS' REPORT AS OF DECEMBER 31, 1998 AND FOR THE YEAR ENDED DECEMBER 31, 1998 AND FOR THE PERIOD FROM AUGUST 13, 1997 (INCEPTION) TO DECEMBER 31, 1997

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
United of Omaha Life Insurance Company

We have audited the accompanying statements of net assets, including the schedules of investments, of United of Omaha Separate Account B (comprised of the American Small Capitalization, American Growth, Prime Money Fund II, U.S. Government Securities II, Contrafund, Asset Manager: Growth, Equity Income (Fidelity), Index 500, Emerging Growth, Research, High Income, Global Governments, Capital Opportunities, Emerging Markets Equity, Fixed Income, Real Estate Growth, Capital Growth, International, Global Discovery, Growth & Income, New America Growth, Personal Strategy Balanced, Equity Income (T. Rowe Price), International Stock and Limited-Term Bond portfolios) as of December 31, 1998, and the related statements of operations and changes in net assets for the year ended December 31, 1998 and for the period from August 13, 1997 (Inception) to December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audit procedures included confirmations of investments owned, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting United of Omaha Separate Account B as of December 31, 1998, and the results of their operations and changes in their net assets for the year ended December 31, 1998 and for the period from August 13, 1997 (Inception) to December 31, 1997 in conformity with generally accepted accounting principles.


April 23, 1999


UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENTS OF NET ASSETS
DECEMBER 31, 1998
------------------------------------------------------------------------------------------------------------------------------------

                                             Alger                      Federated                             Fidelity
                                     ---------------------    -------------------------   ---------------------------------------
                                    American                     Prime       U.S.                      Asset
                                      Small       American       Money    Government                 Manager:     Equity     Index
ASSETS                             Capitalization  Growth       Fund II   Securities II  Contrafund   Growth      Income      500

Investments in portfolio shares,
  at cost                           $ 235,718     $ 266,019    $ 487,258   $ 134,582     $ 200,889   $ 126,833   $ 398,812 $ 551,270
                                    ==========    ==========   =========   ==========    ==========  ==========  ========= =========

Investments in portfolio shares,
  at market value                   $ 262,846     $ 308,971    $ 487,258   $ 138,624     $ 233,885   $ 139,985   $ 431,177 $ 625,642
                                    ----------    ----------   ---------   ----------    ----------  ----------  --------- ---------

Net assets                          $ 262,846     $ 308,971    $ 487,258   $ 138,624     $ 233,885   $ 139,985   $ 431,177 $ 625,642
                                    ==========    ==========   =========   ==========    ==========  ==========  ========= =========

Accumulation units outstanding         22,377        20,827      455,700      12,374        17,227      11,375      36,638    46,099
                                       =======       =======     =======      =======       =======     =======     ======    ======

Net asset value per unit              $ 11.75       $ 14.83       $ 1.07     $ 11.20       $ 13.58     $ 12.31     $ 11.77   $ 13.57
                                      ========      ========      ======     ========      ========    ========    =======   =======

The accompanying notes are an integral part of these financial statements.


UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENTS OF NET ASSETS
DECEMBER 31, 1998 (continued)

                                                                                                Morgan Stanley
                                                     MFS                                         Dean Witter            Pioneer
                              ----------------------------------------------------------    ------------------ ---------------------
                                                                                          Emerging                Real
                              Emerging                High      Global      Capital       Markets     Fixed       Estate     Capital
ASSETS                         Growth    Research    Income    Governments Opportunities   Equity     Income      Growth     Growth

Investments in portfolio
  shares, at cost            $ 241,284   $ 195,615  $ 179,720  $ 120,185   $ 302,026      $ 294    $ 12,701    $ 176,259   $ 136,039
                             ==========  ========== ========== ==========  ==========     ======   =========   ==========  =========

Investments in portfolio
  shares, at market value    $ 294,070   $ 215,373  $ 179,731  $ 126,049   $ 344,559      $ 305    $ 12,334    $ 158,052   $ 125,393
                             ----------  ---------- ---------- ----------  ----------     ------   ---------   ----------  ---------

Net assets                   $ 294,070   $ 215,373  $ 179,731  $ 126,049   $ 344,559      $ 305    $ 12,334    $ 158,052   $ 125,393
                             ==========  ========== ========== ==========  ==========     ======   =========   ==========  =========

Accumulation units
  outstanding                   21,199      17,245     17,261     11,488      25,115         43       1,169       17,642      12,878
                                =======     =======    =======    =======     =======        ===      ======      =======     ======

Net asset value per unit       $ 13.87     $ 12.49    $ 10.41    $ 10.97     $ 13.72     $ 7.06     $ 10.55       $ 8.96      $ 9.74
                               ========    ========   ========   ========    ========    =======    ========      =======     ======

The accompanying notes are an integral part of these financial statements.


UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENTS OF NET ASSETS
DECEMBER 31, 1998 (continued)

                                                   Scudder                                         T. Rowe Price
                                        ------------------------------    --------------------------------------------------------
                                                                            New      Personal                Inter-      Limited-
                                        Inter-     Global    Growth &     America    Strategy     Equity    national       Term
ASSETS                                 national   Discovery   Income      Growth     Balanced     Income      Stock        Bond

Investments in portfolio shares,
  at cost                              $ 247,657  $ 38,030   $ 180,453   $ 135,689   $ 254,051   $ 391,633  $ 243,214    $ 422,073
                                       ========== =========  =========   ==========  ==========  ========== ==========   =========

Investments in portfolio shares,
  at market value                      $ 263,115  $ 40,908   $ 183,859   $ 149,366   $ 259,868   $ 396,899  $ 256,718    $ 423,336
                                       ---------- ---------  ---------   ----------  ----------  ---------- ----------   ---------

Net assets                             $ 263,115  $ 40,908   $ 183,859   $ 149,366   $ 259,868   $ 396,899  $ 256,718    $ 423,336
                                       ========== =========  =========   ==========  ==========  ========== ==========   =========

Accumulation units outstanding            23,544     3,486      16,277      11,661      21,673      33,771     23,891       38,343
                                          =======    ======     ======      =======     =======     =======    =======      ======

Net asset value per unit                 $ 11.18   $ 11.73     $ 11.30     $ 12.81     $ 11.99     $ 11.75    $ 10.75      $ 11.04
                                         ========  ========    =======     ========    ========    ========   ========     =======

The accompanying notes are an integral part of these financial statements.


UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998 AND FOR THE PERIOD AUGUST 13, 1997 (INCEPTION) TO DECEMBER 31, 1997



                                                      Alger                 Federated                           Fidelity
                                              -------------------- ----------------------  -----------------------------------------
                                             American                Prime       U.S.                     Asset
                                               Small     American    Money     Government                Manager:  Equity     Index
1998                                         CapitalizatioGrowth    Fund II    Securities I  Contrafund   Growth   Income      500

Investment income:
  Reinvested dividends and capital gain
    distributions                              $ 8,650    $ 11,366   $ 18,881      $ 392         $ -      $ 594   $ 2,077       $ -
  Mortality risk charges and expenses
    (Note 4)                                    (8,039)     (2,765)   (58,274)    (2,601)     (7,274)    (3,976)  (10,583)  (17,250)
                                                --------    -------   ---------   --------    --------   -------- --------- --------
           Net investment income (expense)         611       8,601    (39,393)    (2,209)     (7,274)    (3,382)   (8,506)  (17,250)
                                                  ----      ------    ---------   --------    --------   --------  -------- --------

Gains (losses) on investments:
  Net realized gains (losses)                      502         153          -         60         295        103       328     1,117
  Net change in unrealized gains (losses)       28,003      42,952          -      4,042      32,996     13,152    31,982    74,372
                                               -------     -------         --     ------     -------    -------   -------   ------
           Net gains (losses) on investments    28,505      43,105          -      4,102      33,291     13,255    32,310    75,489
                                               -------     -------         --     ------     -------    -------   -------   ------

           Increase (decrease) in net assets
             from operations                  $ 29,116    $ 51,706   $(39,393)   $ 1,893    $ 26,017    $ 9,873  $ 23,804  $ 58,239
                                             =========   =========  ==========  ========   =========   ======== ========= ========

The accompanying notes are an integral part of these financial statements.


UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998 AND FOR THE PERIOD AUGUST 13, 1997 (INCEPTION)
TO DECEMBER 31, 1997 (Continued)



                                                                                               Morgan Stanley
                                                               MFS                              Dean Witter             Pioneer
                                           ----------------------------------------------   ------------------    ------------------
                                                                        Global    Capital     Emerging              Real
                                          Emerging             High     Govern-   Oppor-      Markets   Fixed      Estate    Capital
1998                                       Growth   Research  Income     ments   tunities     Equity    Income     Growth    Growth

Investment income:
  Reinvested dividends and capital gain
    distributions                             $ 417    $ 676   $ 1,839     $ 358     $ 695      $ 1     $ 540     $ 4,653   $ 4,826
  Mortality risk charges and expenses
    (Note 4)                                 (6,901)  (4,486)   (2,938)   (3,728)   (8,096)     (78)     (184)     (5,437)   (4,248)
                                             -------- --------  --------  --------  --------    -----    ------    --------  -------
           Net investment income (expense)   (6,484)  (3,810)   (1,099)   (3,370)   (7,401)     (77)      356        (784)      578
                                             -------- --------  --------  --------  --------    -----    ----        ------     ---

Gains (losses) on investments:
  Net realized gains (losses)                  311    1,427       (17)       92    (4,935)     (21)         3      (1,844)      189
  Net change in unrealized gains (losses)   52,786   19,758        11     5,864    42,533       11       (367)    (18,207)  (10,107)
                                            -------  -------       ---    ------   -------      ---      ------   --------- --------
           Net gains (losses) on investments53,097   21,185        (6)    5,956    37,598      (10)      (364)    (20,051)   (9,918)
                                            -------  -------      ----   ------   -------      -----    ------   ---------  -------

           Increase (decrease) in net assets
             from operations              $ 46,613 $ 17,375  $ (1,105) $ 2,586  $ 30,197     $ (87)      $ (8)   $(20,835) $ (9,340)
                                          ========= ======== ========= =======  =========    =======    ======  ========== ========

The accompanying notes are an integral part of these financial statements.


UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998 AND FOR THE PERIOD AUGUST 13, 1997 (INCEPTION)
TO DECEMBER 31, 1997 (Continued)

                                                       Scudder                               T. Rowe Price
                                           --------------------------------    ----------------------------------------------
                                                                                 New    Personal            Inter-   Limited-
                                            Inter-      Global    Growth &     America  Strategy   Equity  national    Term
1998                                       national    Discovery   Income      Growth   Balanced   Income    Stock     Bond

Investment income:
  Reinvested dividends and capital gain
    distributions                            $ 3,562      $ 243    $ 3,390      $ 2,872  $ 12,330 $ 15,662   $ 3,891   $ 9,298
  Mortality risk charges and expenses
    (Note 4)                                  (4,976)    (1,538)    (5,114)      (6,841)   (3,936) (11,208)  (11,236)   (8,955)
                                              --------   --------   --------     --------  ----------------- ---------  -------
           Net investment income (expense)    (1,414)    (1,295)    (1,724)      (3,969)    8,394    4,454    (7,345)      343

Gains (losses) on investments:
  Net realized gains (losses)                   (56)         52     (5,981)         105       351   (2,088)        -        42
  Net change in unrealized gains (losses)     15,741      2,878      3,406       13,677     5,817    5,180    13,504     1,263
                                             -------     ------     ------      -------    ------   ------   -------     -----
           Net gains (losses) on investments  15,685      2,930     (2,575)      13,782     6,168    3,092    13,504     1,305
                                             -------     ------     --------    -------    ------   ------   -------     -----

           Increase (decrease) in net assets
             from operations                $ 14,271    $ 1,635   $ (4,299)    $ 9,813   $ 14,562  $ 7,546   $ 6,159   $ 1,648
                                           =========   ========   ==========   ======== ========= ========  ========   =======

The accompanying notes are an integral part of these financial statements.


UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998 AND FOR THE PERIOD AUGUST 13, 1997 (INCEPTION) TO DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    T. Rowe
                                                           Fidelity    Scudder       Price      Pioneer      Federated     Alger
                                                           ---------   ---------    ---------   ---------    ---------    ---------
                                                                                                              Prime       American
                                                           Equity-      Inter-       Equity     Capital       Money        Small
1997                                                        Income     national      Income      Growth      Fund II  Capitalization

Investment income:
  Reinvested dividends and capital gain distributions           $ -        $ -       $ 575          $ -        $ 181          $ -
  Mortality risk charges and expenses (Note 4)                  (60)       (61)        (60)         (58)        (151)         (58)
                                                                -----     -----       -----        -----       ------        ----
           Net investment income (expense)                      (60)       (61)        515          (58)          30          (58)
                                                                -----     -----       ----         -----         ---          ----

Gains (losses) on investments:
  Net realized gains (losses)                                     1         (3)          2           -            -             2
  Net change in unrealized gains (losses)                       383       (279)         86         (539)          -          (875)
                                                               ----      ------        ---        ------         --         -----
           Net gains (losses) on investments                    384       (282)         88         (539)          -          (873)
                                                               ----      ------        ---        ------         --         -----

           Increase (decrease) in net assets from operations  $ 324     $ (343)      $ 603       $ (597)        $ 30       $ (931)
                                                             ======     =======     ======      ========       =====       =======



The accompanying notes are an integral part of these financial statements.


UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 AND FOR THE PERIOD AUGUST 13, 1997 (INCEPTION) TO DECEMBER 31, 1997

                                           Alger                    Federated                                 Fidelity
                                   ---------------------   ----------------------------  -------------------------------------------
                                   American                    Prime        U.S.                      Asset
                                     Small      American       Money      Government                 Manager:     Equity     Index
1998                              Capitalization Growth       Fund II   Securities II  Contrafund     Growth    Income      500

From operations:
  Net investment income (expense)      $ 611      $ 8,601     $ (39,393)  $ (2,209)     $ (7,274)    $ (3,382)   $ (8,506) $(17,250)
  Net realized gains (losses)            502          153             -         60           295          103         328     1,117
  Net change in unrealized
     gains (losses)                   28,003       42,952             -      4,042        32,996       13,152      31,982    74,372
                                     -------      -------            --     ------       -------      -------     -------    ------
                                      29,116       51,706       (39,393)     1,893        26,017        9,873      23,804    58,239

From policyowner transactions:
  Purchases                          231,254      263,465     4,625,960    150,477       207,868      141,710     400,198   567,403
  Withdrawals                        (13,549)      (6,200)   (4,099,309)   (13,746)           -       (11,598)    (10,106)       -
                                     --------     --------   -----------  ---------          --      ---------   ---------  -------
                                     217,705      257,265       526,651    136,731       207,868      130,112     390,092   567,403
                                     --------     --------      --------   --------      --------     --------    --------  -------

Increase in net assets               246,821      308,971       487,258    138,624       233,885      139,985     413,896   625,642

Net assets, beginning of year         16,025            -             -          -             -            -      17,281         -
                                     -------           --            --         --            --           --     -------        -

Net assets, end of year             $262,846     $308,971     $ 487,258   $138,624      $233,885     $139,985    $431,177  $625,642
                                   =========    =========    ==========  =========     =========    =========   =========  ========

Accumulation unit purchases           22,730       21,484     4,387,914     13,924        17,646       12,686      36,847    47,021
Accumulation unit withdrawals         (1,929)        (657)   (3,932,214)    (1,550)         (419)      (1,311)     (1,848)     (922)
                                      --------     ------   -----------   --------        ------     --------    --------    -----

Net increase in units outstanding     20,801       20,827       455,700     12,374        17,227       11,375      34,999    46,099

Units outstanding, beginning of year   1,576            -             -          -             -            -       1,639         -
                                      ------           --            --         --            --           --      ------        -

Units outstanding, end of year        22,377       20,827       455,700     12,374        17,227       11,375      36,638    46,099
                                     =======      =======      ========    =======       =======      =======     =======    ======

The accompanying notes are an integral part of these financial statements.



                                       75



UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 AND FOR THE PERIOD AUGUST 13, 1997 (INCEPTION) TO DECEMBER 31, 1997 (Continued)

                                                                                                 Morgan Stanley
                                                              MFS                                  Dean Witter           Pioneer
                                   ---------------------------------------------------------   ------------------  ----------------
                                                                                               Emerging              Real
                                   Emerging               High        Global      Capital      Markets    Fixed     Estate   Capital
1998                                Growth    Research   Income     Governments  Opportunities  Equity   Income     Growth   Growth

From operations:
  Net investment income (expense)   $ (6,484) $ (3,810) $ (1,099)    $ (3,370)  $ (7,401)    $ (77)    $ 356       $ (784)    $ 578
  Net realized gains (losses)            311     1,427       (17)          92     (4,935)      (21)        3       (1,844)      189
  Net change in unrealized
      gains (losses)                  52,786    19,758        11        5,864     42,533        11       (367)     (18,207) (10,107)
                                     -------   -------       ---       ------    -------       ---      ------    --------- --------
                                      46,613    17,375    (1,105)       2,586     30,197       (87)       (8)     (20,835)   (9,340)

From policyowner transactions:
  Purchases                          248,045   213,047   180,836      123,463    340,877     1,414    13,258      180,129   123,638
  Withdrawals                           (588)  (15,049)       -            -     (26,515)    1,022)     (916)      (1,242)   (5,264)
                                       ------ ---------      --           --    ---------    ------    ------     --------  -------
                                     247,457   197,998   180,836      123,463    314,362       392    12,342      178,887   118,374
                                    --------  --------  --------     --------   --------      ----   -------     --------  -------

Increase in net assets               294,070   215,373   179,731      126,049    344,559       305    12,334      158,052   109,034

Net assets, beginning of year             -         -         -            -          -         -         -            -     16,359
                                          --        --        --           --         --        --        --           --    ------

Net assets, end of year             $294,070  $215,373  $179,731     $126,049   $344,559     $ 305  $ 12,334     $158,052  $125,393
                                   =========  ======== =========    =========  =========     ===== =========     ========  ========

Accumulation unit purchases           21,836    18,902    17,354       11,719     28,154        58     1,179       18,400    12,123
Accumulation unit withdrawals           (637)   (1,657)      (93)        (231)    (3,039)      (15)      (10)        (758)     (858)
                                        ------  --------   -----       ------   --------     -----     -----       ------    -----

Net increase in units outstanding     21,199    17,245    17,261       11,488     25,115        43     1,169       17,642    11,265

Units outstanding, beginning of year       -         -         -            -          -         -         -            -     1,613
                                          --        --        --           --         --        --        --           --     -----

Units outstanding, end of year        21,199    17,245    17,261       11,488     25,115        43     1,169       17,642    12,878
                                     =======   =======   =======      =======    =======       ===    ======      =======    ======

The accompanying notes are an integral part of these financial statements.



UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 AND FOR THE PERIOD AUGUST 13, 1997 (INCEPTION) TO DECEMBER 31, 1997 (Continued)

                                             Scudder                                        T. Rowe Price
                                   -------------------------------     ----------------------------------------------------
                                                                         New     Personal               Inter-   Limited-
                                    Inter-      Global   Growth &      America   Strategy    Equity    national    Term
1998                               national    Discovery  Income        Growth   Balanced    Income     Stock      Bond

From operations:
  Net investment income (expense)   $ (1,414)   $ (1,295) $ (1,724)     $ (3,969)  $ 8,394    $ 4,454   $ (7,345)    $ 343
  Net realized gains (losses)            (56)         52    (5,981)          105       351     (2,088)         -        42
  Net change in unrealized gains
      (losses)                        15,741       2,878     3,406        13,677     5,817      5,180     13,504     1,263
                                     -------      ------    ------       -------    ------     ------    -------    -----
                                      14,271       1,635    (4,299)        9,813    14,562      7,546      6,159     1,648

From policyowner transactions:
  Purchases                          232,230      39,273   223,762       139,553   256,715    408,975    250,559   443,927
  Withdrawals                             -           -    (35,604)           -    (11,409)   (37,182)        -    (22,239)
                                          --          --   ---------          --   ---------  ---------       --   --------
                                    232,230      39,273   188,158       139,553   245,306    371,793    250,559   421,688
                                    --------     -------  --------      --------  --------   --------   --------  -------

Increase in net assets               246,501      40,908   183,859       149,366   259,868    379,339    256,718   423,336

Net assets, beginning of year        16,614           -         -             -         -     17,560          -         -
                                     -------          --        --            --        --    -------         --        -

-Net assets, end of year            $263,115    $ 40,908  $183,859      $149,366  $259,868   $396,899   $256,718  $423,336
                                   =========   ========= =========     ========= =========  =========  ========= ========

Accumulation unit purchases           22,142       3,569    20,246        11,817    23,054     36,648     24,075    41,291
Accumulation unit withdrawals           (360)        (83)   (3,969)         (156)   (1,381)    (4,506)      (184)   (2,948)
                                        ------       -----  --------        ------  --------   --------     ------  -------

Net increase in units outstanding     21,782       3,486    16,277        11,661    21,673     32,142     23,891    38,343

Units outstanding, beginning of year   1,762           -         -             -         -      1,629          -         -
                                      ------          --        --            --        --     ------         --        -

Units outstanding, end of year        23,544       3,486    16,277        11,661    21,673     33,771     23,891    38,343
                                     =======      ======   =======       =======   =======    =======    =======   ======

The accompanying notes are an integral part of these financial statements.


UNITED OF OMAHA SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 AND FOR THE PERIOD AUGUST 13, 1997 (INCEPTION) TO DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------------------------


                                                                        T. Rowe
                                              Fidelity    Scudder        Price      Pioneer     Federated      Alger
                                              ----------  ----------   ----------  ----------   ----------   ----------

                                                                                                  Prime      American
                                               Equity-     Inter-       Equity      Capital       Money        Small
1997                                           Income     national      Income      Growth       Fund II     Capitalization

From operations:
  Net investment income (expense)                 $ (60)      $ (61)       $ 515       $ (58)        $ 30        $ (58)
  Net realized gains (losses)                         1          (3)           2           -            -            2
  Net change in unrealized gains (losses)           383        (279)          86        (539)          -          (875)
                                                   ----        ------        ---       ------         --         -----
                                                    324        (343)         603        (597)          30         (931)

From policyowner transactions:
  Purchases                                      16,957      16,957       16,957      16,956        84,753      16,956
  Withdrawals                                        -           -            -           -        (84,783)         -
                                                     --          --           --          --      ---------         -
                                                 16,957      16,957       16,957      16,956           (30)     16,956
                                                -------     -------      -------     -------          -----     ------

Increase in net assets                           17,281      16,614       17,560      16,359            -       16,025

Net assets, beginning of year                        -           -            -           -            -            -
                                                     --          --           --          --           --           -

Net assets, end of year                        $ 17,281    $ 16,614     $ 17,560    $ 16,359          $ -     $ 16,025
                                              =========   =========    =========   =========         ====     ========

Accumulation unit purchases                       1,645       1,768        1,635       1,619       84,783        1,582
Accumulation unit withdrawals                        (6)         (6)          (6)         (6)     (84,783)          (6)
                                                   ----        ----         ----        ----    ---------          ---

Net increase in units outstanding                 1,639       1,762        1,629       1,613            -        1,576

Units outstanding, beginning of year                 -           -            -           -            -            -
                                                    --          --           --          --           --           -

Units outstanding, end of year                    1,639       1,762        1,629       1,613            -        1,576
                                                 ======      ======       ======      ======           ==        =====

The accompanying notes are an integral part of these financial statements.


UNITED OF OMAHA SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 1998 AND FOR THE PERIOD FROM
AUGUST 13, 1997 (INCEPTION) TO DECEMBER 31, 1997
--------------------------------------------------------------------------------


1.   NATURE OF OPERATIONS

     United of Omaha Separate Account B (Separate Account) was established by United of Omaha Life Insurance Company (United of Omaha) on August 13, 1997, under procedures established by Nebraska law, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of the Separate Account are owned by United of Omaha. The net assets of the Separate Account are restricted from use in the ordinary business of United of Omaha.

2.   SUB-ACCOUNTS

     The Separate Account is divided into sub-accounts, each of which invests exclusively in shares of a corresponding mutual fund portfolio. The available portfolios are:

                    Alger                                   Federated

       American Small Capitalization               Prime Money Fund II
       American Growth                             U.S. Government Securities II

                  Fidelity                                    MFS

       Contrafund                                  Emerging Growth
       Asset Manager:  Growth                      Research
       Equity Income                               High Income
       Index 500                                   Global Governments
                                                   Capital Opportunities

                   Pioneer                                   Scudder

       Real Estate Growth                          International
       Capital Growth                              Global Discovery
                                                   Growth & Income

                  T. Rowe Price                    Morgan Stanley Dean Witter

       New America Growth                          Emerging Markets Equity
       Personal Strategy Balanced                  Fixed Income
       Equity Income
       International Stock
       Limited-Term Bond

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
     Actual results could differ from those estimates.

     Security Valuation Transactions and Related Investment Income - Investments in mutual funds are recorded at their net asset value. The market value of investments is based on the closing bid prices as of the respective year end. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Charges for investment advisory fees and other expenses are reflected in the net asset values of the mutual fund portfolios.

     Federal Income Taxes - Operations of the Separate Account are included in the federal income tax return of United of Omaha, which is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Separate Account.

4.   ACCOUNT CHARGES

     Administrative Charges - For single premium variable life policies, United of Omaha deducts an administrative charge on each monthly deduction date. This charge is set at an annual rate of 0.24% of the accumulation value on each monthly deduction date. The administrative charge for flexible premium variable life policies is $84 per year.

     Tax Expense Charge - For single premium variable life policies a tax expense charge will be deducted as part of the monthly deduction from the accumulation value on each monthly deduction date for the first ten policy years to reimburse United of Omaha for state premium taxes, federal deferred acquisition cost taxes, and related administrative expenses. The annual rate of this charge is 0.39% of the accumulation value. This charge is equal to 3.75% of each premium payment for flexible premium variable life policies.

     Mortality and Expense Risk Charge - United of Omaha deducts a monthly charge as compensation for the mortality and expense risks assumed by United of Omaha. The charge is equal to an annual rate of 0.90% of the accumulation value on each monthly deduction date for single premium variable life policies. Risk charges for flexible premium variable life policies are equal to .70% of the accumulation value decreasing to .55% after ten years.

     Cost of Insurance Charge - The cost of insurance charge on single premium variable life policies is based on the duration of the policy and the insured's rate class as follows:

                                    Accumulation  Accumulation
                                       Value         Value
                                      of $45,000  greater than
Policy Year                           or less       $45,000

Preferred Rate Class
  1-10                                   0.70 %        0.60 %
  11 and later                           0.60 %        0.50 %

Standard Rate Class
  1-10                                   1.30 %        1.20 %
  11 and later                           0.94 %        0.84 %


    The cost of insurance for flexible premium variable life policies is based upon the age, sex, risk and rate class of the insured, the specified amount of insurance coverage and the length of time the policy has been in force.

    Transfer Charge - United of Omaha may charge a $10 fee for any transfer in excess of 12 transfers per policy year. This charge is deducted from the amount transferred.

     Surrender Charge - A surrender charge will be deducted on a full surrender or a partial withdrawal from the amount requested to be surrendered. The amount of the charge for single premium variable life policies will depend upon the period of time since the premium was paid, calculated as follows:

                                                       Surrender
     Years Since Premium Payment                             Charge

     1                                                        9.5 %
     2                                                        9.5 %
     3                                                        9.5 %
     4                                                        9.0 %
     5                                                        7.5 %
     6                                                        6.0 %
     7                                                        4.5 %
     8                                                        3.0 %
     9                                                        1.5 %
     10 & later                                                -

     The surrender charge for flexible premium variable life policies is dependent upon the policyholders age, sex, risk and rate class, the length of time the policy has been in force and the specified amount of coverage. The highest aggregate surrender charge is $53 for each $1,000 of specified amount of insurance coverage in the first year declining to $10 per $1,000 in the ninth year. The length of the surrender charge period varies depending upon the policyholders issue age and varies between 9 and 12 years.

5.   NET ASSETS

     Total net assets (policyowners' cumulative investment accounts) consist of the following at December 31, 1998:

                                    Alger                      Federated                               Fidelity
                            ------------------------       -----------------------  ------------------------------------------------
                             American                       Prime        U.S.                      Asset
                               Small       American         Money     Government                 Manager:     Equity       Index
                            Capitalization  Growth         Fund II    Securities II  Contrafund    Growth      Income        500

Purchases                     $ 248,210     $ 263,465     $ 4,710,713   $ 150,477     $ 207,868   $ 141,710   $ 417,155   $ 567,403
Withdrawals                     (13,549)       (6,200)     (4,184,092)    (13,746)            -     (11,598)    (10,106)          -
Net investment income
  (expense)                         553         8,601         (39,363)     (2,209)       (7,274)     (3,382)     (8,566)    (17,250)
Net realized gains (losses)         504           153               -          60           295         103         329       1,117
Unrealized gains (losses)        27,128        42,952               -       4,042        32,996      13,152      32,365      74,372
                                -------       -------              --      ------       -------     -------     -------     ------

Net assets at December 31,
  1998                        $ 262,846     $ 308,971       $ 487,258   $ 138,624     $ 233,885   $ 139,985   $ 431,177   $ 625,642
                             ==========    ==========      ==========  ==========    ==========  ==========  ==========   =========



------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Morgan Stanely
                                                    MFS                                      Dean Witter             Pioneer
                              -----------------------------------------------------   -------------------   ----------------------
                                                                  Global     Capital    Emerging                 Real
                             Emerging                  High       Govern-     Oppor-    Markets     Fixed       Estate      Capital
                              Growth     Research     Income       ments     tunities    Equity     Income      Growth      Growth

Purchases                   $ 248,045   $ 213,047   $ 180,836   $ 123,463  $ 340,877    $ 1,414   $ 13,258    $ 180,129   $ 140,594
Withdrawals                      (588)    (15,049)          -           -    (26,515)    (1,022)      (916)      (1,242)     (5,264)
Net investment income
  (expense)                    (6,484)     (3,810)     (1,099)     (3,370)    (7,401)       (77)       356         (784)        520
Net realized gains (losses)       311       1,427         (17)         92     (4,935)       (21)         3       (1,844)        189
Unrealized gains (losses)      52,786      19,758          11       5,864     42,533         11       (367)     (18,207)    (10,646)
                              -------     -------         ---      ------    -------        ---      ------    ---------   --------

Net assets at December 31,
  1998                      $ 294,070   $ 215,373   $ 179,731   $ 126,049  $ 344,559      $ 305   $ 12,334    $ 158,052   $ 125,393
                           ==========  ==========  ==========  ========== ==========     ======  =========   ==========  =========



                                                Scudder                                               T. Rowe Price
                                     --------------------------------      --------------------------------------------------------
                                                                             New      Personal                  Inter-     Limited-
                                     Inter-       Global    Growth &       America    Strategy     Equity      national      Term
                                    national    Discovery    Income        Growth     Balanced     Income        Stock       Bond

Purchases                            $ 249,188    $ 39,273   $ 223,762     $ 139,553   $ 256,715   $ 425,932   $ 250,559  $ 443,927
Withdrawals                                  -           -     (35,604)            -     (11,409)    (37,182)          -    (22,239)
Net investment income (expense)         (1,476)     (1,295)     (1,724)       (3,969)      8,394       4,969      (7,345)       343
Net realized gains (losses)                (59)         52      (5,981)          105         351      (2,086)          -         42
Unrealized gains (losses)               15,462       2,878       3,406        13,677       5,817       5,266      13,504      1,263
                                       -------      ------      ------       -------      ------      ------     -------     -----

Net assets at December 31,
  1998                               $ 263,115    $ 40,908   $ 183,859     $ 149,366   $ 259,868   $ 396,899   $ 256,718  $ 423,336
                                    ==========   =========  ==========    ==========  ==========  ==========  ========== =========

                           PART II - OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

    By a Resolution adopted May 21, 1996, United's Board of Directors provides for indemnification of a director, officer or employee to the full extent of the law. Generally, the Nebraska Business Corporation Act permits indemnification against expenses, judgments, fines and amounts paid in settlement actually and reasonably incurred if the indemnitee acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation. However, no indemnification shall be made in any type of action by or in the right of United if the proposed indemnitee is adjudged to be liable for negligence or misconduct in the performance of his or her duty to United, unless a court determines otherwise.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of United pursuant to the foregoing provisions, or otherwise, United has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by United of expenses incurred or paid by a director, officer, or controlling person of United in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, United will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATION PURSUANT TO SECTION 26(e)

    United of Omaha Life Insurance Company represents that the fees and charges under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United of Omaha Life Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

    The facing sheet.

    A reconciliation and tie of the information shown in the prospectus with the items of Form N-8B-2.

    The prospectus.

    The undertaking to file reports.

    The Rule 484 Undertaking.

    The Section 26(e) Representation.

    The signatures.

    Written consents of the following persons:

        Independent Auditors (included in Exhibit 7)
        Kenneth W. Reitz, Esquire (included in Exhibit 2)
        Robert E. Hupf, F.S.A., M.A.A.A. (included in Exhibit 6)


    The following exhibits:

1.A. (1) Resolution of the Board of Directors of United Life Insurance Company establishing the Variable Account. *

(2)  None.

(3)(a) Principal Underwriter Agreement by and between United, on its own behalf and on behalf of the Variable Account, and Mutual of Omaha Investor Services. *

(b) Form of Broker/Dealer Supervision and Sales Agreement by and between Mutual of Omaha Investor Services, Inc. and the Broker/Dealer. **

(c)  Commission Schedule for Policies. ***

(4)  None.

(5)(a) Form of Policy for the ULTRA VARIABLE LIFE modified single premium variable life insurance policy. ***

(b)  Form of Riders to the Policy. *

(c)  Systematic Transfer Enrollment Program Endorsement to the Policy****

(6)(a) Articles of Incorporation of United of Omaha Life Insurance Company. **

(b)  Bylaws of United of Omaha Life Insurance Company.*

(7)  None.

(8)(a) Participation Agreement by and between United of Omaha Life Insurance Company and the Alger American Fund. **

(b) Participation Agreement by and between United of Omaha Life Insurance Company and the Insurance Management Series. **

(c) Participation Agreement by and between United of Omaha Life Insurance Company and the Fidelity VIP Fund and Fidelity VIP Fund II. **

(d) Participation Agreement by and between United of Omaha Life Insurance Company and MFS Variable Insurance Trust. **

(e) Participation Agreement by and between United of Omaha Life Insurance Company and Pioneer Variable Contracts Trust.**

(f) Participation Agreement by and between United of Omaha Life Insurance Company and the Scudder Variable Life Investment Fund. **

(g) Participation Agreement by and between United of Omaha Life Insurance Company and T. Rowe Price International Series, T. Rowe Price Fixed Income Series, and T. Rowe Price Equity Series. **

(h) Participation Agreement by and between United of Omaha Life Insurance Company and Morgan Stanley Universal Funds, et. al.****

(9)  None.

(10) Form of Application for the United of Omaha Life Insurance Company ULTRA VARIABLE LIFE Modified Single Premium Variable Life Insurance Policy.*

(11) Issuance, Transfer and Redemption Memorandum ***

2.   Opinion and Consent of Counsel.

3.   Not Applicable.

4.   Not Applicable.

5.   Not Applicable.

6.   Opinion and Consent of Actuary.

7.   Independent Auditor's Consent.

8.   Powers of Attorney. *****




* Incorporated by Reference to the Registration Statement for United of Omaha Separate Account B filed on December 27, 1996 (File No. 333-18881).

** Incorporated by Reference to the Registration Statement for United of Omaha Separate Account C filed on April 24, 1997 (File No. 33-89848).

*** Incorporated by Reference to the Registration Statement for United of Omaha Separate Account B filed on June 20, 1997 (File No. 333-18881).

**** Incorporated by Reference to the Registration Statement for United of Omaha Separate Account B filed on April 16, 1998 (File No. 333-18881).

***** Incorporated by Reference to the Registration Statement for United of Omaha Separate Account C filed on April 26, 1999 (File No. 33-89848).

SIGNATURES

        As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1993 and has caused this Post-effective Amendment No. 3 to the Registration Statement to be signed on its behalf, in the City of Omaha and State of Nebraska, on April 26, 1999.

                       UNITED OF OMAHA SEPARATE ACCOUNT B
                                     Registrant

                       UNITED OF OMAHA LIFE INSURANCE COMPANY
                                     Depositor

                              /s/ Kenneth W. Reitz
                                     ---------------------------------------
                                     By:    Kenneth W. Reitz
                                            First Vice President & Counsel

        As required by the Securities Act of 1933, this Post-effective Amendment No. 3 to the Registration Statement has been signed by the following persons on April 26, 1999 in the capacities and on the duties indicated.

Signatures                           Title
        /s/ John W. Weekly
by__________________________*  Chairman of the Board,
John W. Weekly                 Chief Executive Officer

        /s/ John A. Sturgeon
by__________________________* President, Chief Operation Officer, Director John A. Sturgeon

          /s/ Tommie D. Thompson
By__________________________*  Executive V.P., Corporate Comptroller
                               (Principal Financial Officer and Principal
                               Accounting Officer)
          /s/ Kenneth W. Reitz
by__________________________, for and on behalf of
Kenneth W. Reitz

        Samuel L. Foggie*      Director
        Carol B. Hallett*      Director
        Jeffrey M. Heller*     Director
        Thomas W. Osborn*      Director
        Richard J. Sampson*    Director
        Oscar S. Straus*       Director
        Michael A. Wayne*      Director


* Signed by Kenneth W. Reitz under Powers of Attorney effective January 1, 1999.

Registration No.  333 -18881
811-08336




                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

--------------------------------------------------------------------------------




                       UNITED OF OMAHA SEPARATE ACCOUNT B

                                       OF

                     UNITED OF OMAHA LIFE INSURANCE COMPANY




--------------------------------------------------------------------------------
                                    EXHIBITS
--------------------------------------------------------------------------------




                                       TO

                    THE POST-EFFECTIVE AMENDMENT NO. 3 TO THE
                       REGISTRATION STATEMENT ON FORM S-6

                                      UNDER

                           THE SECURITIES ACT OF 1933






                                 April 26, 1999

                                  EXHIBIT INDEX



2.             Opinion and Consent of Counsel

6.             Opinion and Consent of Actuary

7.             Consents of Independent Auditor